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                                     United States
                          Securities and Exchange Commission
                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management
                                 Investment Companies

                     Investment Company Act File Number 811-07360

                                    Monetta Trust
                  (exact name of registrat as specified in charter)

                              1776-A S. Naperville Road
                                     Suite 100
                                Wheaton, IL 60187-8133
                       (address of principal executive offices)

                                  Arthur Don Esq.
                              D'Ancona & Pflaum, LLc
                         111 E. Wacker Drive, Suite 2800
                                 Chicago, IL 60601
                       (name and address of agent for service)



Registrant's telelphone number, including area code: (630) 462-9800

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003





Item 1.  Reports to Shareholders

Monetta Family of Mutual Funds

No-Load

Monetta Fund

Monetta Trust

   Select Technology Fund

   Mid-Cap Equity Fund

   Blue Chip Fund

   Balanced Fund

   Intermediate Bond Fund

   Government Money Market Fund

1-800-MONETTA
   www.monetta.com

                             [LOGO] MONETTA EXPRESS

                               Semi-Annual Report
                                  June 30, 2003

                                TABLE OF CONTENTS

Performance Highlights

   Monetta Fund .....................................................4
   Monetta Select Technology Fund ...................................5
   Monetta Mid-Cap Equity Fund ......................................6
   Monetta Blue Chip Fund ...........................................7
   Monetta Balanced Fund ............................................8
   Monetta Intermediate Bond Fund ...................................9
   Monetta Government Money Market Fund ............................10

Schedule of Investments

   Monetta Fund ....................................................11
   Monetta Select Technology Fund ..................................14
   Monetta Mid-Cap Equity Fund .....................................16
   Monetta Blue Chip Fund ..........................................18
   Monetta Balanced Fund ...........................................19
   Monetta Intermediate Bond Fund ..................................22
   Monetta Government Money Market Fund ............................24

Financial Statements

   Statements of Assets & Liabilities ..............................26
   Statements of Operations ........................................27
   Statements of Changes in Net Assets .............................28
   Notes to Financial Statements ...................................30

Directors/Trustees .................................................38

Footnote: Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Historically, small company stocks and mid-cap company stocks have been more volatile than large company stocks, including the increased risk of price fluctuations. An investment in the Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Excluding the Government Money Market Fund, the Monetta Funds, at the discretion of the Portfolio Manager, may invest in Initial Public Offerings (IPO's) which may significantly impact their performance. Due to the speculative nature of IPO's, there can be no assurance that IPO participation will continue and that IPO's will have a positive effect on Funds' performance. For the six-month period ended June 30, 2003, none of the Funds participated in IPO's.

References to individual securities are the views of the Advisor at the date of this report and are subject to change. References are not a recommendation to buy or sell any security. Fund holdings are subject to change.

Participation in a dollar cost averaging plan does not assure a profit and does not protect against a loss in declining markets.

Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper, Bloomberg L.P. and Frank Russell Company.

This report must be preceded or accompanied by a Prospectus. The Prospectus contains more complete information about the Monetta Funds, including risks, fees and expenses. Read it carefully before you invest or send money.

Opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Distributor: Quasar Distributors, LLC 08/03

--------------------------------------------------------------------------------
MONETTA Investment Commentary                                      July 25, 2003
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to report that the financial markets finished the second quarter with one of their strongest performances in years. Specifically, the stock market, as measured by the Standard and Poor's 500 Index, rose 14.90% during the quarter, propelling year-to-date performance to 10.76%.

The markets rallied in spite of concerns over valuation and little statistical evidence that would suggest an economic recovery is near. Investors appear to be responding to a shortened war with Iraq, various government stimulus policies and hopes for an improving economy.

Many economists, strategists and professional investment managers are very skeptical over the recent market rally, which by itself could be a sign that the market trend has turned positive. In fact, even the major financial news channels are vague as to whether this is a new bull market or a bear market rally -- another positive sign.

We believe that the market itself is the leading indicator to a recovering economy, which could be a harbinger of improving fundamentals and higher security prices. Therefore, based on recent market action, it appears that the three-year bear market may have ended or at least the market trend has turned upward.

Many investors continue to be very cautious and have decided not to invest in the market until the economy and company fundamentals improve. However, with interest rates at generational lows, other investors are beginning to view stocks as an attractive investment option, especially with dividend yields on many large blue chip companies well above money market rates. This pent-up demand could bode well for continued strength in the equity markets.

We believe the Monetta Funds are well positioned to take advantage of an improving economy and stock market. Our sector and security weightings are constantly reviewed to reflect those areas of increased investor interest. However, since all investments involve risk, there can be no guarantee of future results.

Beginning in August, online services will be expanded to allow fund shareholders to purchase, redeem and exchange shares online. For more information on these added features, please call the funds' transfer agent at 1-800-241-9772.

We appreciate your investment and thank you for your continued support.

Sincerely,


/s/ Robert S. Bacarella                     /s/ Timothy R. Detloff
-----------------------                     -----------------------
Robert S. Bacarella                         Timothy R. Detloff, CPA
President/Founder and Portfolio Manager     Vice President and Portfolio Manager

Note: Opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results nor investment advice.

                                                                          Page 3

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--------------------------------------------------------------------------------
Monetta Fund                                               Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:          Market Capitalization:          Total Net Assets:
---------------------          ----------------------          -----------------
Capital Appreciation               $42.4 billion                 $60.2 million

--------------------------------------------------------------------------------

PERFORMANCE:           Average Annual Total Return
                       ---------------------------
                        1 Year   5 Year   10 Year
                        ------   ------   -------
Monetta Fund             2.81%   -3.06%     3.65%
Russell 3000 Growth*     2.79%   -5.00%     7.88%
S&P 500                  0.25%   -1.61%    10.04%

* Source Frank Russell Company

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Fund, the Russell 3000 Growth Index and the S&P 500 Index, with dividend and capital gains reinvested. The Russell 3000 Index is an index that measures the performance of the 3,000 large U.S. Companies within the Russell 1000 and Russell 2000 Indices. The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Since the Russell 2000 Stock and Russell 2000 Growth Indices are no longer appropriate indices, they are no longer reflected on the graph. Had they been reflected, the value of a $10,000 investment for the 10-year period ended June 30, 2003 for the Russell 2000 Stock and Russell 2000 Growth Indices, would have been $22,074 and $15,308, respectively. Please refer to footnote at bottom of Page 2.

                                    [CHART]

                                   Line Chart

        Label         A                B                C
------------------------------------------------------------
Label           Monetta Fund   Russell 3000 Growth   S&P 500
------------------------------------------------------------
  1      6/93      10,000             10,000          10,000
  2      9/93      10,843             10,211          10,260
  3     12/93      10,749             10,595          10,496
  4      3/94      10,465             10,132          10,096
  5      6/94       9,898              9,980          10,135
  6      9/94      10,595             10,764          10,631
  7     12/94      10,081             10,829          10,629
  8      3/95      11,052             11,817          11,663
  9      6/95      11,816             12,980          12,775
 10      9/95      13,288             14,188          13,789
 11     12/95      12,906             14,789          14,608
 12      3/96      13,105             15,588          15,392
 13      6/96      13,511             16,571          16,082
 14      9/96      13,486             17,092          16,579
 15     12/96      13,114             18,025          17,960
 16      3/97      12,162             17,928          18,443
 17      6/97      14,663             21,297          21,660
 18      9/97      17,594             23,091          23,282
 19     12/97      16,549             23,205          23,950
 20      3/98      18,369             26,648          27,289
 21      6/98      16,721             27,600          28,195
 22      9/98      12,792             24,769          25,398
 23     12/98      15,053             31,331          30,836
 24      3/99      13,363             33,135          32,371
 25      6/99      15,295             34,660          34,653
 26      9/99      15,476             33,356          32,491
 27     12/99      22,851             41,929          37,322
 28      3/00      27,168             44,987          38,177
 29      6/00      26,271             43,622          37,162
 30      9/00      24,671             41,317          36,801
 31     12/00      19,199             32,530          33,923
 32      3/01      15,711             25,860          29,903
 33      6/01      17,112             28,221          31,653
 34      9/01      13,265             22,572          27,009
 35     12/01      15,156             26,145          29,894
 36      3/02      14,813             25,480          29,951
 37      6/02      13,917             20,774          25,940
 38      9/02      12,760             17,556          21,460
 39     12/02      12,842             18,816          23,269
 40      3/03      12,027             18,580          22,536
 41      6/03      14,308             21,353          26,005

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

All Other Industries   18.0%
(A)                    13.0%
Home Builders          12.0%
Semiconductors         11.4%
Retail                  8.8%
Software                8.1%
Banks                   7.8%
Healthcare Services     6.2%
Internet                5.7%
Telecommunications      4.7%
Pharmaceuticals         4.3%

(A) Short-term investments net of other assets and liabilities.

--------------------------------------------------------------------------------
TOP 5 EQUITY HOLDINGS:
--------------------------------------------------------------------------------

                         % of Net Assets
                         ---------------
Microsoft Corp.               3.28%
Pulte Homes, Inc.             2.56%
Intel Corp.                   2.42%
The Ryland Group, Inc.        2.17%
Toll Brothers, Inc.           2.12%
                             -----
Total Top 5 Holdings         12.55%
                             -----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

The Monetta Fund posted a return of 11.42% during the first half of 2003, compared to the Russell 3000 Growth Index return of 13.49%, and performed in line with the S&P 500 Index return of 11.75%.

The Fund has performed well versus its peer group, especially over the past 3 years. For the One, Three, Five, and Ten-year periods, ended June 30, 2003, the Fund ranked 144th out of 381 funds, 93rd out of 258 funds, 90th out of 153 funds and 44th out of 47 funds, respectively, in the Lipper* Multi-Cap Growth category.

We stated in our 2002 year-end update that the poor equity markets provided relatively few attractive investment prospects, and that we had temporarily shifted to a large cash position of 47% at year-end 2002. At the end of March 2003, we continued to have a large cash position. Earnings reports during the first quarter were generally in line or better than forecast. Companies were beginning to sound more optimistic about prospects for a second half 2003 economic recovery. During the second quarter of 2003 the equity markets began to rally and by the end of the second quarter, 87% of the Fund's net assets were invested in equities.

The Monetta Fund had a number of stocks that have performed well thus far in 2003. Due to the strong fundamentals in the housing sector, we purchased a number of home building companies in late 2002 and early 2003 and these stocks were among our best performers. Specific home-builders that turned in solid gains include The Ryland Group, Inc., M.D.C. Holdings, Inc. and Toll Brothers, Inc., representing 2.2%, 2.1% and 2.5% of net assets, respectively. Technology companies began to show improving returns in the second quarter of 2003. A unique group of Asian technology stocks reported very strong returns. Among these were SINA Corp., Netease.com, Inc. and Sohu.com, Inc., which represented 0.7%, 0.6% and 0.5% of net assets, respectively. There are a number of companies that are beginning to demonstrate stable or improving fundamentals. Therefore, the number of securities in the portfolio has increased from 30 at year-end 2002, to approximately 150 at the end of June 2003. Industry groups with the largest weightings include the technology, consumer discretionary and financial sectors.

* Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

--------------------------------------------------------------------------------
Monetta Select Technology Fund                              Period ended 6/30/03
--------------------------------------------------------------------------------

Investment Objective:          Market Capitalization:          Total Net Assets:
---------------------          ----------------------          -----------------
Capital Appreciation               $39.9 billion                  $1.9 million

--------------------------------------------------------------------------------

PERFORMANCE:                             Average Annual Total Return
                                      ---------------------------------
                                                        Since Inception
                                      1 Year   5 Year       2/1/97
                                      ------   ------   ---------------
Monetta Select Technology Fund         7.44%   -9.35%       -1.00%
Merrill Lynch 100 Technology Index*   12.80%    0.17%        4.38%
S&P 500*                               0.25%   -1.61%        4.95%

* Source Bloomberg L.P. and Lipper

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Select Technology Fund, the Merrill Lynch 100 Technology Index and the S&P 500 Index with dividends and capital gains reinvested. Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

        Label        A                    B                C
---------------------------------------------------------------
Label   DATE    Select Tech.   Merrill Lynch 100 Tech   S&P 500
---------------------------------------------------------------
  1     12/96     10,000              10,000             10,000
  2      3/97      9,490               8,579              9,631
  3      6/97     11,820               9,972             11,311
  4      9/97     15,089              12,158             12,158
  5     12/97     14,716              10,770             12,507
  6      3/98     15,956              12,453             14,250
  7      6/98     15,321              13,049             14,723
  8      9/98     12,240              11,609             13,263
  9     12/98     14,303              17,218             16,102
 10      3/99     13,246              19,164             16,904
 11      6/99     15,958              23,253             18,096
 12      9/99     16,085              24,625             16,967
 13     12/99     23,301              40,115             19,490
 14      3/00     26,237              48,980             19,936
 15      6/00     23,388              43,847             19,406
 16      9/00     24,370              42,216             19,217
 17     12/00     18,936              25,646             17,715
 18      3/01     15,739              17,965             15,615
 19      6/01     17,006              20,752             16,529
 20      9/01     12,699              12,266             14,104
 21     12/01     14,705              17,324             15,611
 22      3/02     12,770              16,809             15,640
 23      6/02      8,729              11,669             13,546
 24      9/02      6,357               8,000             11,207
 25     12/02      7,628              10,135             12,151
 26      3/03      7,713              10,117             11,769
 27      6/03      9,380              13,161             13,580

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

(A)                                             5.5%
Software                                       16.3%
Electronic Components-Semiconductor            15.1%
Telecommunications                             14.7%
Internet                                       14.3%
Semiconductor Components-Integrated Circuits   11.4%
Computers                                      11.3%
Semiconductor Equipment                         7.4%
Electronics                                     2.9%
Media                                           1.1%

(A) Short-term investments net of other assets and liabilities.

--------------------------------------------------------------------------------
TOP 5 EQUITY HOLDINGS:
--------------------------------------------------------------------------------

                                % of Net Assets
                                ---------------
Cisco Systems, Inc.                  4.46%
Microsoft Corp.                      4.13%
Int'l Business Machines Corp.        3.10%
Intel Corp.                          2.90%
Vitesse Semiconductor Corp.          2.64%
                                    -----
Total Top 5 Holdings                17.23%
                                    -----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

The Monetta Select Technology Fund posted a return of 22.96% during the first half of 2003. The major technology based indices, which include the Merrill Lynch 100 Technology and Goldman Sachs Technology, showed returns of 29.86% and 21.62%, respectively, thus far in 2003. The Fund outperformed the NASDAQ index, which posted a return of 21.51%.

The Fund has posted solid returns versus its peer group over the past 3 years. For the One, Three and Five-year returns, ended June 30, 2003, the Fund ranked 141st out of 342 funds, 39th out of 231 funds and 72nd out of 84 funds, respectively, in the Lipper* Science and Technology Fund category.

The underperformance versus the Merrill Lynch benchmark in 2003 is due to the Fund having a higher weighting of large technology stocks, which generally under performed small technology stocks. The Merrill Lynch 100 Technology Index has a heavier weighting of small technology stocks. Since the Goldman Sachs Technology Index is weighted more toward large technology stocks, the Fund posted a return that was in line with that index.

The technology sector began 2003 on a continued sour note that began in 2000. However, during the second quarter of 2003 we began to see relatively better earnings guidance from technology companies and the stocks began to reflect this new optimism. The stock market continually discounts the future, and the recent positive performance of technology stocks appears to indicate that earnings should begin to improve.

A number of stocks have performed well thus far in 2003. In particular, two Internet companies, Yahoo! Inc. and Amazon.com, Inc., were among our best performers and represented 1.7% and 1.2% of net assets, respectively. Semiconductor stocks also showed solid gains. Vitesse Semiconductor and Intel. Corp. were among our strongest performing semiconductor stocks and represented 2.6% and 2.9% of net assets, respectively.

Despite the economic weakness that has characterized our economy over the past few years, technology companies, we believe, represent a segment of the economy which should continue to outperform general economic growth. Technology is an area of the economy where the United States has a commanding edge over the rest of the world and the entrepreneurial spirit continues to thrive.

*Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

--------------------------------------------------------------------------------
Monetta Mid-Cap Equity Fund                                Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:          Market Capitalization:          Total Net Assets:
---------------------          ----------------------          -----------------
Capital Appreciation                $4.8 billion                  $7.1 million

--------------------------------------------------------------------------------

PERFORMANCE:             Average Annual Total Return
                         ---------------------------
                          1 Year   5 Year   10 Year
                          ------   ------   -------
Monetta Mid-Cap
   Equity Fund             8.47%   -8.07%     4.95%
S&P 400 Mid-Cap Index*    -0.71%    7.14%    12.65%

* Source Lipper

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Mid-Cap Equity Fund to the S&P 400. The S&P 400 Index is a broad measure representative of the general market. Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

Label           Midcap   S&T 400
--------------------------------
  1      6/93   10,000    10,000
  2      9/93   11,044    10,503
  3     12/93   11,397    10,782
  4      3/94   11,343    10,373
  5      6/94   11,034     9,994
  6      9/94   11,690    10,671
  7     12/94   11,645    10,395
  8      3/95   12,485    11,236
  9      6/95   13,917    12,227
 10      9/95   14,814    13,421
 11     12/95   14,503    13,613
 12      3/96   15,752    14,451
 13      6/96   16,080    14,867
 14      9/96   16,710    15,300
 15     12/96   18,012    16,227
 16      3/97   17,938    15,985
 17      6/97   20,431    18,335
 18      9/97   23,363    21,283
 19     12/97   23,260    21,460
 20      3/98   25,449    23,823
 21      6/98   24,704    23,313
 22      9/98   19,284    19,940
 23     12/98   23,059    25,561
 24      3/99   22,838    23,930
 25      6/99   25,777    27,316
 26      9/99   24,468    25,021
 27     12/99   35,368    29,323
 28      3/00   42,894    33,044
 29      6/00   40,617    31,953
 30      9/00   42,599    31,835
 31     12/00   30,880    34,456
 32      3/01   18,213    30,745
 33      6/01   22,007    34,791
 34      9/01   16,223    29,026
 35     12/01   17,583    34,245
 36      3/02   17,108    36,546
 37      6/02   14,947    33,144
 38      9/02   12,311    27,662
 39     12/02   12,785    29,274
 40      3/03   12,996    27,975
 41      6/03   16,212    32,907

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

All Other Industries             33.6%
(A)                               5.7%
Semiconductors                   14.9%
Healthcare-Services               7.4%
Telecommunications                6.6%
Retail                            6.4%
Internet                          6.3%
Diversified Financial Services    5.5%
Pharmaceuticals                   5.2%
Lodging                           4.4%
Software                          4.0%

(A) Short-term investments net of other assets and liabilities.

--------------------------------------------------------------------------------
TOP 5 EQUITY HOLDINGS:
--------------------------------------------------------------------------------

                                   % of Net Assets
                                   ----------------
Wellpoint Health Networks, Inc.         2.39%
Anthem, Inc.                            2.19%
Charles River Laboratories, Inc.        1.82%
Oxford Health Plans, Inc.               1.79%
Watson Pharmaceuticals, Inc.            1.71%
                                        ----
Total Top 5 Holdings                    9.90%
                                        ----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

During the second quarter of 2003, the Monetta Mid-Cap Equity Fund was well positioned to take advantage of a momentum driven market that propelled stock indices to their strongest quarterly performance in years. The Fund rose 24.75%, during the quarter, increasing the year-to-date performance to 26.80%. These returns compare favorably to the Funds benchmark index, the S&P Mid-Cap 400, which was up 17.63% and 12.41%, respectively, for the quarter and six months ended June 30, 2003.

Fund performance is directly attributable to its weightings in the technology and healthcare sectors that represented 24.5% and 18.4% of net assets, respectively, at June 30, 2003. The Fund was generally fully invested throughout the quarter, with approximately 94% of net assets invested in equities at June 30, 2003. Since year-end, the number of holdings in the portfolio increased from 67 to 90. As the market rallied, we increasingly identified attractive investment opportunities that resulted in a broader list of portfolio holdings. The top ten portfolio holdings at June 30, 2003 totaled 17.98% of net assets.

As the market trended higher, sector and security weightings were adjusted to emphasize those areas that demonstrated increased investor interest, specifically the Leisure-Gaming/Equipment and the Utility sectors, which represented 4.45% and 5.48%, respectively, of June 30, 2003 net assets. Purchases in these areas included Harrah's Entertainment, Inc., MGM Mirage, Inc., Calpine Corporation and The Williams Companies, representing 1.71%, 1.45%, 1.40% and 0.00% of June 30, 2003 net assets, respectively.

Within the technology sector, the best performing securities included NVIDIA Corporation, an interactive graphics manufacturer, Intersil Corporation, a semi-conductor manufacturer, CheckFree Corporation, a provider of electronic commerce service and Chinadotcom Corporation, an internet e-business solutions company. These companies represented 1.30%, 1.51%, 1.58% and 1.19%, respectively, of June 30, 2003 net assets.

Generally, we believe that the market trend has turned upward. We are constantly reassessing the Fund's sector and security weightings in an effort to maximize the long-term investment return.

--------------------------------------------------------------------------------
Monetta Blue Chip Fund                                     Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:          Market Capitalization:          Total Net Assets:
---------------------          ----------------------          -----------------
Capital Appreciation                $92.4 billion                 $2.1 million

--------------------------------------------------------------------------------

PERFORMANCE:           Average Annual Total Return
                    ---------------------------------
                                      Since Inception
                    1 Year   5 Year        9/1/95
                    ------   ------   ---------------
Monetta Blue Chip
   Fund              3.43%   -12.69%       -1.15%
S&P 500 Index*       0.25%    -1.61%        9.02%

* Source Lipper

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Blue Chip Fund to the S&P 500 Index. The S&P 500 Index is a broad measure representative of Large-Cap companies. Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

        Label          A            B
----------------------------------------
Label           Blue Chip Fund   S&P 500
----------------------------------------
  1      9/95       10,000        10,482
  2     12/95       10,574        11,105
  3      3/96       11,344        11,701
  4      6/96       11,923        12,225
  5      9/96       12,864        12,603
  6     12/96       13,555        13,653
  7      3/97       13,842        14,020
  8      6/97       15,621        16,465
  9      9/97       17,333        17,699
 10     12/97       17,167        18,207
 11      3/98       18,413        20,745
 12      6/98       18,003        21,433
 13      9/98       14,161        19,307
 14     12/98       18,711        23,441
 15      3/99       21,536        24,608
 16      6/99       22,873        26,343
 17      9/99       22,359        24,699
 18     12/99       28,811        28,372
 19      3/00       31,828        29,022
 20      6/00       30,249        28,250
 21      9/00       30,019        27,976
 22     12/00       24,505        25,788
 23      3/01       13,551        22,732
 24      6/01       14,256        24,062
 25      9/01        9,895        20,532
 26     12/01       11,287        22,725
 27      3/02       10,614        22,768
 28      6/02        8,831        19,719
 29      9/02        7,318        16,314
 30     12/02        7,839        17,689
 31      3/03        7,604        17,132
 32      6/03        9,135        19,769

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

All Other Industries              7.7%
(A)                               1.3%
Telecommunications               19.0%
Diversified Financial Services   15.6%
Software                         14.5%
Computers                         9.9%
Media                             9.6%
Pharmaceuticals                   7.6%
Semiconductors                    5.9%
Retail                            5.7%
Biotechnology                     3.2%

(A) Short-term investments net of other assets and liabilities.

--------------------------------------------------------------------------------
TOP 5 EQUITY HOLDINGS:
--------------------------------------------------------------------------------

                         % of Net Assets
                         ---------------
Citigroup, Inc.                5.11%
Pfizer, Inc.                   4.90%
VERITAS Software Corp.         4.11%
Morgan Stanley                 4.09%
Oracle Corp.                   4.02%
                              -----
Total Top 5 Holdings          22.23%
                              -----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

During the second quarter of 2003, the Monetta Blue Chip Fund has benefited from what appears to be a change in market sentiment that has started to favor the large capitalization growth stock sector. The Fund appreciated 20.04% during the quarter, propelling the year-to-date investment return to 16.52%. This return compared favorably to both the Dow Jones Industrial and Standard & Poor's stock indices, which were up 12.43% and 14.90%, respectively, during the quarter ended June 30, 2003 and the year-to-date results of 7.72% and 10.76%, respectively.

The major contributors to first half Fund performance were Intel Corporation, Amgen, Inc., Cisco Systems, Inc., Citigroup, Inc. and Home Depot, Inc., which represented 3.97%, 3.20%, 3.96%, 5.11% and 3.17%, respectively, of June 30, 2003 net assets. The Fund has a relatively concentrated portfolio, with top ten holdings representing 41.96% of June 30, 2003 net assets. This portfolio concentration coupled with the utility holdings of The Williams Companies and Calpine Corporation (0.00% and 2.52% of June 30, 2003 net assets) accounted for the Fund's good relative and absolute performance.

Since year-end we aggressively changed portfolio holdings to reflect those sectors and companies that appeared to be the market leaders. New purchases included Veritas Software Corporation, Home Depot, Inc., AOL Time Warner, Inc. and EMC Corporation, representing 4.11%, 3.17%, 3.84% and 1.50%, respectively, of June 30, 2003 net assets. Securities sold included American International Group, Inc., IBM, Exxon Mobil Corporation and Coca-Cola Company.

Recent performance suggests that the Fund's sector weightings and security holdings are appropriate for this economic environment and market. We continue to focus on those sectors and companies that demonstrate industry leadership. We believe that the market's downward trend of the past three years has reached a critical inflection point and has shifted toward an upward bias.

--------------------------------------------------------------------------------
Monetta Balanced Fund                                      Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:         Market Capitalization:   Average Maturity:   Total Net Assets:
---------------------------   ----------------------   -----------------   -----------------
Capital Appreciation/Income       $99.5 billion            7.5 Years          $4.5 million

--------------------------------------------------------------------------------

PERFORMANCE:                   Average Annual Total Return
                            ---------------------------------
                                              Since Inception
                            1 Year   5 Year        9/1/95
                            ------   ------   ---------------
Monetta Balanced Fund        6.66%    -0.01         6.93%
S&P 500 Index*               0.25%    -1.61         9.02%
Lehman Bros. Gov't/Credit
   Bond Index*              13.15%     7.84%        7.90%

* Source Lipper

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. The hypothetical graph above to the right compares the change in value of a $10,000 investment in the Monetta Balanced Fund to the S&P 500 Index and the Lehman Gov't/Credit Bond Index with dividends and capital gains reinvested. The Lehman Brothers Gov't/Credit Bond Index is a market value weighted performance benchmark which includes virtually every major U.S. government and investment-grade rated corporate bond with 1-30 years remaining until maturity (the S&P 500 is already described in a previous fund section). Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

        Lable       A         B              C
-----------------------------------------------------
Label           Balanced   S&P 500   Lehman Corp/Govt
-----------------------------------------------------
   1     9/95    10,000     10,482        10,000
   2    12/95    10,616     11,105        10,573
   3     3/96    11,131     11,701        10,326
   4     6/96    11,913     12,225        10,374
   5     9/96    12,547     12,603        10,557
   6    12/96    13,369     13,653        10,880
   7     3/97    13,358     14,020        10,786
   8     6/97    14,642     16,465        11,179
   9     9/97    16,431     17,699        11,570
  10    12/97    16,205     18,207        11,941
  11     3/98    17,321     20,745        12,123
  12     6/98    16,923     21,433        12,351
  13     9/98    15,004     19,307        12,962
  14    12/98    17,602     23,441        12,979
  15     3/99    18,952     24,608        12,823
  16     6/99    19,782     26,343        12,682
  17     9/99    19,353     24,699        12,751
  18    12/99    22,814     28,372        12,698
  19     3/00    24,609     29,022        13,040
  20     6/00    24,018     28,250        13,229
  21     9/00    24,833     27,976        13,609
  22    12/00    21,639     25,788        14,204
  23     3/01    17,500     22,732        14,658
  24     6/01    18,452     24,062        14,702
  25     9/01    16,702     20,532        15,402
  26    12/01    17,885     22,725        15,411
  27     3/02    17,341     22,768        15,339
  28     6/02    15,853     19,719        15,914
  29     9/02    14,625     16,314        16,821
  30    12/02    15,330     17,689        17,112
  31     3/03    15,276     17,132        17,394
  32     6/03    16,909     19,769        18,008

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

(A)                    1.7%
Common Stocks         54.2%
Corporate Bonds       26.3%
U.S. Gov't Agencies    3.4%
Treasury Notes        14.4%

(A) Short-term investments net of other assets and liabilities.

--------------------------------------------------------------------------------
TOP 5 EQUITY HOLDINGS:
--------------------------------------------------------------------------------

                                 % of Net Assets
                                 ---------------
General Electric Co.                   3.83%
Intel Corp.                            3.23%
Amgen, Inc.                            2.98%
Lehman Brothers Holdings, Inc.         2.96%
Cisco Systems, Inc.                    2.95%
                                      -----
Total Top 5 Holdings                  15.95%
                                      -----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

During the second quarter, the Monetta Balanced Fund was up 10.69%, increasing the year-to-date performance to 10.30%. This compares favorably to the average Lipper Balanced fund category return of 10.56% and 8.56% for the second quarter and year-to-date time periods, respectively.

Since year-end, the equity portion of the fund increased from 48.0% to 54.1% at June 30, 2003, primarily due to stock appreciation. The Fund's equity holdings continue to be concentrated in the large capitalization growth sector of the market. New purchases since year-end include McDonald's Corporation, Taiwan Semiconductor, Target Corporation and Nortel Networks Corporation representing 1.96%, 1.57%, 1.68% and 0.60%, respectively, of June 30, 2003 net assets.
Securities sold due to poor relative price performance or concerns over fundamentals included Autozone, Inc., Exxon Mobil Corporation, Transocean, Inc. and Baxter Int'l, Inc.

The fixed-income portion of the Fund did not make any significant maturity/duration changes, during the first half of 2003, but chose to use sector rotation to generate incremental returns. With additional purchases in utility and finance/insurance industries during the first half of 2003, these sectors now represent a significant overweight position. Names such as DPL, Inc., Pepco Holdings, Inc., GE Global Insurance and Reinsurance Group of America are some representative additions, which represented 0.37%, 0.63%, 0.40% and 0.64%, respectively, of net assets on June 30, 2003. The Fund is currently maintaining its "AA" quality rating. The credit repair process for corporate America has given investors a larger appetite for lower quality corporate credits to generate higher yield returns. We believe that the current yield spreads do not warrant increased exposure to lower quality bonds.

We do not anticipate any major changes to the fixed income portion of the portfolio. We also intend to continue emphasizing the larger capitalization growth companies in the equity portion of the portfolio. Sector and company weighting may adjust to changing investor interest or for emerging investment opportunities.

*Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

--------------------------------------------------------------------------------
Monetta Intermediate Bond Fund                             Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:  30-Day SEC Yield:  Average Maturity:  Total Net Assets:
---------------------  -----------------  -----------------  -----------------
Income                        1.91%           4.4 Years        $26.2 million

--------------------------------------------------------------------------------

PERFORMANCE:                   Average Annual Total Return
                               ---------------------------
                                1 Year    5 Year   10 Year
                                ------    ------   -------
Monetta Intermediate
   Bond Fund                    10.79%**  6.44%**  6.85%**
Lehman Interm.
   Gov't/ Credit Bond Index*    10.84%    7.65%    6.88%

* Source Lipper

Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost.

** Total returns are net of a portion or all of the advisory fees waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Intermediate Bond Fund to the Lehman Intermediate Government/Credit Bond Index. The Lehman Government/Corporate Intermediate Bond Index measures that specific segment of the bond market. Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

        Label           A                      B
----------------------------------------------------------
Label           Intermediate Bond   Lehhman Int. Corp/Bond
----------------------------------------------------------
   1     6/93         10,000                10,000
   2     9/93         10,320                10,226
   3    12/93         10,402                10,243
   4     3/94         10,179                10,035
   5     6/94         10,091                 9,975
   6     9/94         10,205                10,057
   7    12/94         10,294                10,046
   8     3/95         10,838                10,487
   9     6/95         11,411                11,011
  10     9/95         11,583                11,194
  11    12/95         11,810                11,588
  12     3/96         11,775                11,492
  13     6/96         11,952                11,564
  14     9/96         12,215                11,769
  15    12/96         12,572                12,057
  16     3/97         12,541                12,044
  17     6/97         12,967                12,399
  18     9/97         13,375                12,734
  19    12/97         13,692                13,006
  20     3/98         13,889                13,209
  21     6/98         14,182                13,458
  22     9/98         14,792                14,062
  23    12/98         14,839                14,104
  24     3/99         14,952                14,077
  25     6/99         14,781                14,021
  26     9/99         15,033                14,150
  27    12/99         15,076                14,157
  28     3/00         15,292                14,369
  29     6/00         15,287                14,612
  30     9/00         15,747                15,033
  31    12/00         16,302                15,589
  32     3/01         16,879                16,118
  33     6/01         17,032                16,226
  34     9/01         17,724                16,972
  35    12/01         17,025                16,986
  36     3/02         16,838                16,948
  37     6/02         17,488                17,552
  38     9/02         18,160                18,347
  39    12/02         18,597                18,657
  40     3/03         18,928                18,939
  41     6/03         19,377                19,454

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

(A)                   40.3%
Corporate Bonds       52.2%
U.S. Gov't Agencies    7.5%

(A) Treasury Notes net of other assets and liabilities.

--------------------------------------------------------------------------------
MATURITY PROFILE:
--------------------------------------------------------------------------------

                 % of Net Assets
                 ---------------
1 Year or Less          6.01%
1-3 Years              45.49%
3-6 Years              12.90%
6-10 Years             35.60%
Over 10 Years           0.00%
                      ------
Total                 100.00%
                      ------

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

The Monetta Intermediate Bond Fund gained 4.19% for the six months ended June 30, 2003 versus its benchmark Lehman Brothers Intermediate Government/Credit Bond Index return of 4.27%.

The second quarter began with great news for the markets in the form of a shortened war in Iraq. Interest rates generally declined as most fixed income investors believed that the economy was not out of the woods quite yet. The Fed dropped short-term interest rates to the lowest level in decades as the economy showed little signs of a consistent recovery. Corporate credit spreads tightened relative to treasuries, placing corporate bonds at their most expensive point on a yield basis in the last fifty years.

The Fund began 2003 approximately 25% over-weighted in investment grade corporates but as spreads in general compressed to Treasuries throughout the first six months, the over-weighting has been reduced basically to a neutral position versus the benchmark index. Despite a neutral overall credit exposure, the Fund has continued to have an over-weighting in the utilities, communications, insurance and finance sectors - all of which delivered significant out-performance in the first half of 2003. The Fund continues to maintain a "AA" quality diversified portfolio and average maturity of 4.4 years.

What should one expect in the second half of 2003? Even with current valuations remaining at multi-year lows, we do not think they will become prohibitive to investing in corporate credit given the low level of absolute yields, minimal spread available in most other index choices and growing prospects for increased economic strength and fundamental growth. In our opinion, if the pickup in growth hails the economic turning point that the market has been waiting for, it will send equities and yields higher. If the economy sags and equities tumble, slim corporate spreads will look even more desirable. It is not a bad story for corporates either way.

--------------------------------------------------------------------------------
Monetta Government Money Market Fund                       Period ended 06/30/03
--------------------------------------------------------------------------------

Investment Objective:             7-Day Yield:   Average Days to Maturity:   Total Net Assets:
-------------------------------   ------------   -------------------------   -----------------
Income and Capital Preservation      0.55%**              59 Days               $3.8 million

--------------------------------------------------------------------------------

PERFORMANCE:            Average Annual Total Return
                        ---------------------------
                        1 Year    5 Year    10 Year
                        ------    ------    -------
Monetta Government
   Money Market Fund     0.89%**   3.73%**    4.29%**
Lipper US Gov't Money
   Market Index*         0.89%     3.60%      4.08%

* Source Lipper. Past performance is no guarantee of future results.

** Total returns are net of advisory and distribution fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had fees not been waived, the 7-day SEC yield would have been -0.12%, versus 0.55%, on December 31, 2002. The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. An investment in the Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please refer to footnote at bottom of Page 2.

                                     [CHART]

                                   Line Chart

        Label       A              B
-------------------------------------------
Label           Money Mkt   Lipper US Gov't
-------------------------------------------
  1      6/93     10,000         10,000
  2      9/93     10,074         10,066
  3     12/93     10,151         10,133
  4      3/94     10,228         10,201
  5      6/94     10,322         10,284
  6      9/94     10,432         10,384
  7     12/94     10,561         10,504
  8      3/95     10,711         10,643
  9      6/95     10,871         10,789
 10      9/95     11,031         10,932
 11     12/95     11,181         11,074
 12      3/96     11,320         11,208
 13      6/96     11,457         11,342
 14      9/96     11,600         11,479
 15     12/96     11,747         11,618
 16      3/97     11,892         11,755
 17      6/97     12,039         11,899
 18      9/97     12,193         12,048
 19     12/97     12,352         12,200
 20      3/98     12,509         12,350
 21      6/98     12,669         12,503
 22      9/98     12,835         12,658
 23     12/98     12,998         12,804
 24      3/99     13,150         12,941
 25      6/99     13,301         13,079
 26      9/99     13,457         13,227
 27     12/99     13,627         13,390
 28      3/00     13,809         13,562
 29      6/00     14,008         13,752
 30      9/00     14,223         13,959
 31     12/00     14,451         14,171
 32      3/01     14,642         14,354
 33      6/01     14,789         14,499
 34      9/01     14,906         14,615
 35     12/01     14,979         14,686
 36      3/02     15,027         14,738
 37      6/02     15,078         14,788
 38      9/02     15,128         14,832
 39     12/02     15,166         14,869
 40      3/03     15,189         14,896
 41      6/03     15,213         14,918

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie Chart

(A) Fed. Nat'l Mortgage Assoc.     39.6%
Federal Home Loan Mortgage Corp.   21.4%
Federal Home Loan Bank             39.0%

(A) Net of other assets and liabilities.

--------------------------------------------------------------------------------
ALLOCATION:
--------------------------------------------------------------------------------

Government Obligations           99.4%
Other Assets Less Liabilities     0.6%
                                -----
Total                           100.0%
                                -----

--------------------------------------------------------------------------------
COMMENTARY
--------------------------------------------------------------------------------

The Government Money Market Fund gained 0.31% for the six months ended June 30, 2003. This compared favorably to the Lipper U.S. Government Money Market Funds category, which gained 0.28% for the same period.

The economic data during the first half of 2003 was mixed, although some sectors showed signs of firming. The Federal Reserve continued to lower its short-term Fed Funds rate to 1%, the lowest level since the 1950's, in an attempt to keep the recent economic downturn mild.

This low interest rate environment has impacted the yields available in the short-term treasury and agency markets. It is extremely difficult to maximize yield in this type of environment or at least until we see more proof of an improving and sustainable economic recovery.

In our opinion, the second half of 2003 will bring us closer to the moment of truth. With the Fed coming to the end of their interest rate ammunition, the question becomes whether or not the economy will rebound strongly or if we will need a much larger downturn to workout the remaining excess. Certainly the economy has rarely seen the amount of monetary and fiscal stimulus that is currently being provided to the system, which could help jump-start the recovery.

The Fund's investment strategy continues to overweight the agency discount note sector versus Treasury bills because any rate differential in this low rate environment is compelling. We do not anticipate changing the average maturity of the Fund, as we believe the timing for any policy changes by the Fed seems remote.

* Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  MONETTA FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 87.0%

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------
Aerospace/Defense - 0.4%
     3,500   United Technologies Corp.                                $  248

Banks - 7.8%
    12,500   Bank of America Corp.                                       988
    40,000   Banknorth Group, Inc.                                     1,021
    25,000   U.S. Bancorp                                                612
    29,500   Wachovia Corp.                                            1,179
    18,000   Wells Fargo & Co.                                           907
                                                                      ------
                                                                       4,707

Biotechnology - 0.3%
   *18,500   Epoch Biosciences, Inc.                                      51
    *1,000   Invitrogen Corp.                                             38
    *4,000   Nektar Therapeutics                                          37
    *8,000   Praecis Pharmaceuticals, Inc.                                39
    *3,000   Protein Design Labs, Inc.                                    42
                                                                      ------
                                                                         207

Chemicals - 1.3%
   *15,700   Cabot Microelectronics Corp.                                792

Commercial Services - 1.1%
    *8,000   BearingPoint, Inc.                                           77
    *5,300   Korn/Ferry Int'l                                             43
    15,000   McKesson Corp.                                              536
                                                                      ------
                                                                         656

Computers - 0.8%
   *21,600   Novadigm, Inc.                                               56
   *57,000   Socket Communications, Inc.                                  89
   *16,000   Sun Microsystems, Inc.                                       74
   *18,400   Synaptics, Inc.                                             247
                                                                      ------
                                                                         466

Diversified Financial Services - 3.7%
    27,000   Citigroup, Inc.                                           1,155
     4,000   LaBranche & Co., Inc.                                        83
    12,000   The Goldman Sachs Group, Inc.                             1,005
                                                                      ------
                                                                       2,243

Electric - 1.8%
     6,000   Consolidated Edison, Inc.                                   260
     4,000   Dominion Resources, Inc.                                    257
    32,000   Mirant Corp.                                                 93
     6,500   PPL Corp.                                                   279
     9,000   TXU Corp.                                                   202
                                                                      ------
                                                                       1,091

Electronics - 0.4%
    *5,900   CompuDyne Corp.                                          $   55
    *8,000   Jabil Circuit, Inc.                                         177
                                                                      ------
                                                                         232

Food - 1.4%
   *40,000   The Kroger Co.                                              667
    15,000   Winn-Dixie Stores, Inc.                                     185
                                                                      ------
                                                                         852

Forest Products & Paper - 0.6%
    10,000   International Paper Co.                                     357

Healthcare - Services - 6.2%
   *12,000   Anthem, Inc.                                                926
    10,000   HCA, Inc.                                                   320
    *5,000   Laboratory Corp. of America Holdings                        151
    *5,000   Quest Diagnostics, Inc.                                     319
   *10,000   Sierra Health Services, Inc.                                200
    21,000   UnitedHealth Group, Inc.                                  1,055
    *8,800   Wellpoint Health Networks, Inc.                             742
                                                                      ------
                                                                       3,713

 Home Builders - 12.0%
   *10,900   Hovnanian Enterprises, Inc. - CLA                           643
    13,000   Lennar Corp. - CLA                                          929
    25,100   M.D.C. Holdings, Inc.                                     1,212
    25,000   Pulte Homes, Inc.                                         1,541
    18,800   The Ryland Group, Inc.                                    1,305
   *45,000   Toll Brothers, Inc.                                       1,274
   *17,500   WCI Communities, Inc.                                       337
                                                                      ------
                                                                       7,241

Internet - 5.7%
    *6,000   @Road, Inc.                                                  65
   *43,000   Akamai Technologies, Inc.                                   209
   *62,200   AsiaInfo Holdings, Inc.                                     510
    *9,000   CNET Networks, Inc.                                          56
   *64,000   Chinadotcom Corp. - CLA                                     538
   *13,100   CryptoLogic, Inc.                                            98
   *36,400   Equinix, Inc.                                               286
    *3,500   FreeMarkets, Inc.                                            24
   *10,000   I-many, Inc.                                                 10
   *13,000   ITXC Corp.                                                   34
   *10,000   Interwoven, Inc.                                             22

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MONETTA FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------

     *6,333   Mindspeed Technologies, Inc.                            $   17
     *9,800   NIC, Inc.                                                   29
    *10,000   Netease.com, Inc. - ADR                                    367
     *3,600   Niku Corp.                                                  16
     *4,000   Overture Software, Inc.                                     72
    *56,000   Portal Software, Inc.                                      112
    *16,000   Realnetworks, Inc.                                         108
    *20,000   SINA Corp.                                                 407
    *12,500   Saba Software, Inc.                                         57
     *9,000   Sohu.com, Inc.                                             307
     *6,000   TIBCO Software, Inc.                                        30
    *16,000   TeleCommunication Systems, Inc. - CLA                       33
     *5,000   eUniverse, Inc.                                              6
                                                                      ------
                                                                       3,413

Media - 0.6%
    *29,000   Digital Generation Systems, Inc.                            56
    *27,000   XM Satellite Radio Holdings, Inc. - CLA                    298
                                                                      ------
                                                                         354

Mining - 0.5%
     *6,500   AngloGold Ltd. - SP ADR                                    208
    *11,000   Kinross Gold Corp.                                          74
                                                                      ------
                                                                         282

Oil & Gas - 1.3%
      5,000   ConocoPhillips                                             274
    *30,700   PetroQuest Energy, Inc.                                     72
     10,000   Transocean, Inc.                                           220
      5,000   Valero Energy Corp.                                        181
                                                                      ------
                                                                         747

Pharmaceuticals - 4.3%
     22,000   Abbott Laboratories                                        963
     *6,000   Alkermes, Inc.                                              65
     *2,000   Amylin Pharmaceuticals, Inc.                                44
     *3,600   CIMA Labs, Inc.                                             97
     *4,500   Genta, Inc.                                                 60
     28,000   Pfizer, Inc.                                               956
    *11,000   SuperGen, Inc.                                              59
     *8,500   Watson Pharmaceuticals, Inc.                               343
                                                                      ------
                                                                       2,587

Retail - 8.8%
     *9,000   American Eagle Outfitters, Inc.                            163
     *2,500   AutoZone, Inc.                                             190
    *12,000   Best Buy Co., Inc.                                         527
      7,500   CEC Entertainment, Inc.                                 $  277
    *38,000   CSK Auto Corp.                                             549
     *9,000   Christopher & Banks Corp.                                  333
     58,000   Limited Brands, Inc.                                       899
     20,000   Lowe's Companies, Inc.                                     859
    *18,000   O'Reilly Automotive, Inc.                                  601
     24,000   Target Corp.                                               908
                                                                      ------
                                                                       5,306

Savings & Loans - 2.5%
     32,666   New York Community Bancorp, Inc.                           950
     13,000   Washington Mutual, Inc.                                    537
                                                                      ------
                                                                       1,487

Semiconductors - 11.4%
    *24,000   Actel Corp.                                                492
    *17,500   Analog Devices, Inc.                                       609
     *7,000   Broadcom Corp. - CLA                                       174
    *19,000   Conexant Systems, Inc.                                      78
    *16,000   Cree, Inc.                                                 261
     *8,000   Cypress Semiconductor Corp.                                 96
     *8,000   Emcore Corp.                                                26
    *14,000   GlobeSpanVirata, Inc.                                      116
    *16,300   HI/FN, Inc.                                                145
     70,000   Intel Corp.                                              1,455
      9,000   Linear Technology Corp.                                    290
     14,000   Microchip Technology, Inc.                                 343
    *16,900   QuickLogic Corp.                                            55
    *10,000   Skyworks Solutions, Inc.                                    68
   *100,000   Taiwan Semiconductor - SP ADR                            1,008
     12,000   Texas Instruments, Inc.                                    211
    *14,000   Therma-Wave, Inc.                                           29
    *32,200   Transwitch Corp.                                            44
    *20,500   Trikon Technologies, Inc.                                   74
   *111,000   United Microelectonics Corp. - SP ADR                      416
     *5,500   Virage Logic Corp.                                          40
    *33,000   Xilinx, Inc.                                               835
                                                                      ------
                                                                       6,865

Software - 8.1%
     12,050   Authentidate Holding Corp.                                  42
    *20,000   BEA Systems, Inc.                                          217
     *5,000   Documentum, Inc.                                            99
    *14,000   IONA Technologies PLC - ADR                                 31

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MONETTA FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------

      *3,100   Infosys Technologies Ltd - SP ADR                      $   166
     *77,000   Microsoft Corp.                                          1,972
         *16   MicroStrategy Inc. - WT07                                   (a)
      *5,000   NetIQ Corp.                                                 77
    *100,000   Oracle Corp.                                             1,202
      *8,000   Red Hat, Inc.                                               61
     *33,000   Siebel Systems, Inc.                                       315
     *16,000   Ulticom, Inc.                                              152
     *19,500   VERITAS Software Corp.                                     559
                                                                      -------
                                                                        4,893

Telecommunications - 4.7%
     *28,000   AT&T Wireless Services, Inc.                               230
      *5,000   Aeroflex, Inc.                                              39
     *31,000   Airspan Networks, Inc.                                      51
      *4,000   Anaren, Inc.                                                38
      *7,000   Avici Systems, Inc.                                         43
     *60,000   Cisco Systems, Inc.                                        995
     *12,700   Comverse Technology, Inc.                                  191
      25,000   ECI Telecom Ltd.                                            74
     *13,000   Extreme Networks, Inc.                                      69
     *58,000   Finisar Corp.                                               90
     *13,000   Foundry Networks, Inc.                                     187
     *13,200   JNI Corp.                                                   65
     *16,500   Juniper Networks, Inc.                                     204
      *3,800   Nice Systems Ltd. - SP ADR                                  57
      *8,000   Nokia Corp. - SP ADR                                       131
     *12,000   Proxim Corp. - CLA                                          18
      *4,200   Qualcomm, Inc.                                             150
     *15,000   RCN Corp.                                                   30
      *4,000   REMEC, Inc.                                                 28
      *7,000   Sierra Wireless, Inc.                                       43
     *20,000   Somera Communications, Inc.                                 29
     *21,500   Sycamore Networks, Inc.                                     82
                                                                      -------
                                                                        2,844

Miscellaneous - 1.3%
      *9,100   AMR Corp.                                                  100
      *4,000   BJ Services Co.                                            149
      11,500   GATX Corp.                                                 188
       4,000   Johnson & Johnson Co.                                      207
      *4,500   Scientific Games Corp. - CLA                                42
       4,500   TiVo, Inc.                                                  56
                                                                      -------
                                                                          742

Total Common Stocks                                                    52,325
(Cost $45,674) (b)

VARIABLE DEMAND NOTES - 0.8%
PRINCIPAL AMOUNT
     261,100   American Family - 0.711%                               $   261
     231,700   Wisconsin Corp. Central Credit Union - 0.697%              232
                                                                      -------
                                                                          493

COMMERCIAL PAPER - 12.4%
PRINCIPAL AMOUNT

   1,300,000   7-Eleven Corp.- 1.060% Due 08/12/03                      1,298
   1,300,000   FPL Fuels, Inc. - 1.030% Due 07/14/03                    1,300
   1,200,000   Florida Power & Light - 1.000% Due 07/07/03              1,200
   1,900,000   Int'l Lease Finance Corp. - 1.120% Due 07/11/03          1,899
   1,750,000   Toyota Credit de Puerto Rico - 1.210%
                  Due 07/07/03                                          1,750
                                                                      -------
                                                                        7,447

Total Short-Term Investments - 13.2%                                    7,940
                                                                      -------
Total Investments - 100.2%                                             60,265
   (Cost $53,614) (b)

Other Net Assets Less Liabilities - (0.2%)                               (114)
                                                                      -------
Net Assets - 100%                                                     $60,151
                                                                      =======

(a) Rounds to less than $1,000.

(b) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $7,060 and aggregate gross unrealized depreciation is $409 resulting in net unrealized appreciation of $6,651 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         MONETTA SELECT TECHNOLOGY FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 94.5%

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------
Computers - 11.3%
      *900   Brocade Communications Systems, Inc.                      $   5
    *1,000   Cadence Design Systems, Inc.                                 12
    *1,400   Dell Computer Corp.                                          45
    *2,000   EMC Corp.                                                    21
       400   Hewlett- Packard Co.                                          8
       700   Int'l Business Machines Corp.                                58
    *1,000   Network Appliance, Inc.                                      16
      *400   SanDisk Corp.                                                16
    *6,000   Sun Microsystems, Inc.                                       28
                                                                       -----
                                                                         209

Electronics - 2.9%
      *400   Agilent Technologies, Inc.                                    8
      *800   Jabil Circuit, Inc.                                          17
      *300   Koninklijke Philips Electronics - PHG                         6
    *3,000   Sanmina-SCI Corp.                                            19
    *1,100   Solectron Corp.                                               4
                                                                       -----
                                                                          54

Internet - 14.3%
      *600   Amazon.com, Inc.                                             22
      *800   Ask Jeeves, Inc.                                             11
    *1,000   Check Point Software Technologies Ltd.                       19
    *3,000   Chinadotcom Corp. - CLA                                      25
    *1,200   Doubleclick, Inc.                                            11
    *1,500   Earthlink, Inc.                                              12
      *200   eBay, Inc.                                                   21
    *1,000   Equinix, Inc.                                                 8
      *400   FindWhat.com                                                  7
      *400   Netease.com, Inc. - ADR                                      15
    *4,000   Openwave Systems, Inc.                                        8
    *1,000   Overstock.com, Inc.                                          14
      *500   Priceline.com, Inc.                                          11
    *1,000   Realnetworks, Inc.                                            7
      *800   SINA Corp.                                                   16
      *400   Symantec Corp.                                               18
      *500   VeriSign, Inc.                                                7
    *1,000   Yahoo!Inc.                                                   33
                                                                       -----
                                                                         265

Media - 1.1%
       800   AOL Time Warner, Inc.                                     $  13
    *4,000   Digital Generation Systems, Inc.                              8
                                                                       -----
                                                                          21

Electronic Components-Semiconductor - 15.1%
    *3,000   Applied Micro Circuits Corp.                                 18
    *1,300   ATI Technologies, Inc.                                       13
    *1,000   Broadcom Corp. - CLA                                         25
    *1,000   Cree, Inc.                                                   16
     2,600   Intel Corp.                                                  54
    *1,000   NVIDIA Corp.                                                 23
      *300   OmniVision Technologies, Inc.                                10
    *2,000   PMC-Sierra, Inc.                                             24
      *500   Qlogic Corp.                                                 24
      *700   STMicroelectronics N.V.                                      15
     2,000   Texas Instruments, Inc.                                      35
    *1,000   Xilinx, Inc.                                                 25
                                                                       -----
                                                                         282

Semiconductor Components - Integrated Circuits - 11.4%
      *700   Analog Devices, Inc.                                         25
    *5,000   Atmel Corp.                                                  13
    *1,000   Cypress Semiconductor Corp.                                  12
    *1,500   GlobeSpanVirata, Inc.                                        12
       800   Linear Technology Corp.                                      26
    *1,000   Maxim Integrated Products, Inc.                              34
    *4,200   Taiwan Semiconductor - SP ADR                                42
   *10,000   Vitesse Semiconductor Corp.                                  49
                                                                       -----
                                                                         213

Semiconductor Equipment - 7.4%
    *2,000   Applied Materials, Inc.                                      32
    *1,000   ASM Int'l N.V.                                               15
      *600   ASML Holding N.V.                                             6
      *700   KLA-Tencor Corp.                                             33
    *1,000   Lam Research Corp.                                           18
    *1,000   Photronics, Inc.                                             17
    *1,000   Teradyne, Inc.                                               17
                                                                       -----
                                                                         138

Software - 16.3%
       500   Adobe Systems, Inc.                                          16
    *2,000   BEA Systems, Inc.                                            22
    *1,000   Citrix Systems, Inc.                                         20

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    MONETTA SELECT TECHNOLOGY FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------
      *200   Infosys Technologies Ltd - SP ADR                        $   11
    *2,000   Legato Systems, Inc.                                         17
    *3,000   Microsoft Corp.                                              77
    *4,000   Oracle Corp.                                                 48
    *1,500   Red Hat, Inc.                                                11
      *700   SAP AG - SP ADR                                              21
    *3,400   Siebel Systems, Inc.                                         32
    *1,000   VERITAS Software Corp.                                       29
                                                                      ------
                                                                         304

Telecommunications - 14.7%
    *2,000   AT&T Wireless Services, Inc.                                 16
    *5,000   Cisco Systems, Inc.                                          83
    *1,200   Comverse Technology, Inc.                                    18
     1,000   Corning, Inc.                                                 7
    *2,000   Extreme Networks, Inc.                                       11
    *4,000   JDS Uniphase Corp.                                           14
    *3,000   JNI Corp.                                                    15
      *800   Juniper Networks, Inc.                                        9
     2,000   Motorola, Inc.                                               19
     1,000   Nextel Communications, Inc. - CLA                            18
    *2,000   Nokia Corp. - SP ADR                                         33
      *500   Qualcomm, Inc.                                               18
     2,000   Sprint Corp. (PCS Group)                                     12
                                                                      ------
                                                                         273

Total Common Stocks                                                    1,759
   (Cost $1,686) (a)

VARIABLE DEMAND NOTES - 4.2%
PRINCIPAL AMOUNT

    77,400   Wisconsin Corp. Central Credit Union - 0.697%                77

Total Investments - 98.7%                                              1,836
   (Cost $1,764) (a)

Other Net Assets Less Liabilities - 1.3%                                  25
                                                                      ------
Net Assets - 100%                                                     $1,861
                                                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $262 and aggregate gross unrealized depreciation is $190 resulting in net unrealized appreciation of $72 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            MONETTA MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 94.3%

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
                                                                  --------------
Airlines - 2.3%
     5,000   Delta Air Lines, Inc.                                      $ 73
     5,000   Southwest Airlines Co.                                       86
                                                                        ----
                                                                         159

Banks - 1.2%
     1,000   M&T Bank Corp.                                               84

Biotechnology - 3.7%
     4,000   Charles River Laboratories, Inc.                            129
    *5,000   Human Genome Sciences, Inc.                                  63
    *2,000   IDEC Pharmaceuticals Corp.                                   68
                                                                        ----
                                                                         260

Chemicals - 1.4%
    *2,000   Cabot Microelectronics Corp.                                101

Commercial Services - 3.7%
    *5,000   Cendant Corp.                                                92
    *3,000   Interactive Data Corp.                                       51
     4,000   Paychex, Inc.                                               117
                                                                        ----
                                                                         260

Computers - 1.8%
    *3,000   McDATA Corp. - CLA                                           44
    *5,000   Network Appliance, Inc.                                      81
                                                                        ----
                                                                         125

Diversified Financial Services - 5.5%
   *10,000   AmeriCredit Corp.                                            86
   *10,000   Ameritrade Holding Corp.                                     74
     1,000   Capital One Financial, Inc.                                  49
    *2,000   CIT Group, Inc.                                              49
   *10,000   E*Trade Group, Inc.                                          85
    10,000   Instinet Group, Inc.                                         47
                                                                        ----
                                                                         390

Electric - 3.6%
    15,000   Calpine Corp.                                                99
     5,000   CenterPoint Energy, Inc.                                     41
    20,000   Mirant Corp.                                                 58
     5,000   TECO Energy, Inc.                                            60
                                                                        ----
                                                                         258

Electronics - 2.3%
     4,000   Applera Corp. - Applied Biosystems Group                     76
    *4,000   Jabil Circuit, Inc.                                          89
                                                                        ----
                                                                         165

Forest Products & Paper - 1.1%
     4,000   Georgia-Pacific Corp.                                        76

Healthcare-Products - 1.5%
    *2,000   Henry Schein, Inc.                                         $105

Healthcare-Services - 7.4%
    *2,000   Anthem, Inc.                                                154
    *2,000   Odyssey Healthcare, Inc.                                     74
    *3,000   Oxford Health Plans, Inc.                                   126
    *2,000   Wellpoint Health Networks, Inc.                             169
                                                                        ----
                                                                         523

Home Builders - 0.8%
     2,000   D.R. Horton, Inc.                                            56

Home Furnishings - 0.9%
     5,000   TiVo, Inc.                                                   62

Insurance - 1.0%
     2,000   ACE Ltd                                                      69

Internet - 6.3%
    *5,000   Ask Jeeves, Inc.                                             69
    *4,000   CheckFree Corp.                                             111
   *10,000   Chinadotcom Corp. - CLA                                      84
    *3,000   FindWhat.com                                                 56
   *15,000   LookSmart, Ltd                                               43
    *3,000   Overture Software, Inc.                                      54
    *5,000   TIBCO Software, Inc.                                         26
                                                                        ----
                                                                         443

Lodging - 4.4%
    *3,000   Harrah's Entertainment, Inc.                                121
    *3,000   MGM Mirage, Inc.                                            102
   *10,000   Park Place Entertainment Corp.                               91
                                                                        ----
                                                                         314

Media - 1.8%
   *10,000   Charter Communications, Inc. - CLA                           40
    *8,000   XM Satellite Radio Holdings, Inc. - CLA                      88
                                                                        ----
                                                                         128

Oil & Gas Services - 3.5%
    *2,000   BJ Services Co.                                              75
     4,000   Halliburton Co.                                              92
    *4,000   Varco Int'l, Inc.                                            78
                                                                        ----
                                                                         245

Packaging & Containers - 0.5%
    *5,000   Crown Holdings, Inc.                                         36

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       MONETTA MID-CAP EQUITY FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
                                                                  --------------
Pharmaceuticals - 5.2%
    *3,000   AdvancePCS                                               $  115
     2,000   Mylan Laboratories, Inc.                                     69
     3,000   SICOR, Inc.                                                  61
    *3,000   Watson Pharmaceuticals, Inc.                                121
                                                                      ------
                                                                         366

Retail - 6.4%
    *5,000   American Eagle Outfitters, Inc.                              91
     2,000   BJ's Wholesale Club, Inc.                                    30
     6,000   Circuit City Stores, Inc.                                    53
    *3,000   Dollar Tree Stores, Inc.                                     95
     4,000   Limited Brands, Inc.                                         62
    *2,000   Michaels Stores, Inc.                                        76
   *10,000   Rite Aid Corp.                                               44
                                                                      ------
                                                                         451

Savings & Loans - 2.5%
     2,000   Greenpoint Financial Corp.                                  102
     2,666   New York Community Bancorp, Inc.                             77
                                                                      ------
                                                                         179

Semiconductors - 14.9%
    *8,000   ATI Technologies, Inc.                                       82
   *20,000   Atmel Corp.                                                  51
    *5,000   Cypress Semiconductor Corp.                                  60
    *5,000   Integrated Device Technology, Inc.                           55
    *4,000   Intersil Corp. - CLA                                        106
    *2,000   KLA-Tencor Corp.                                             93
     3,000   Linear Technology Corp.                                      97
     3,000   Microchip Technology, Inc.                                   73
    *4,000   NVIDIA Corp.                                                 92
    *3,000   PMC-Sierra, Inc.                                             35
   *15,000   United Microelectonics Corp. - SP ADR                        56
   *15,000   Vitesse Semiconductor Corp.                                  74
    *4,000   Xilinx, Inc.                                                101
    *4,000   Zoran Corp.                                                  77
                                                                      ------
                                                                       1,052

Software - 4.0%
    *7,500   Activision, Inc.                                             97
    *2,500   Ascential Software Corp.                                     41
    *3,000   Citrix Systems, Inc.                                         61
    *5,000   Lawson Software, Inc.                                        39
    *5,000   Legato Systems, Inc.                                         42
                                                                      ------
                                                                         280

Telecommunications - 6.6%
   *10,000   AT&T Wireless Services, Inc.                             $   82
     5,000   Cincinnati Bell, Inc.                                        33
    *5,000   JDS Uniphase Corp.                                           18
    *5,000   Juniper Networks, Inc.                                       62
    *5,000   Level 3 Communications, Inc.                                 33
    *4,000   Newport Corp.                                                59
     5,000   Nextel Communications, Inc. - CL A                           90
    *5,000   RF Micro Devices, Inc.                                       30
    10,000   Sprint Corp. (PCS Group)                                     58
                                                                      ------
                                                                         465

Total Common Stocks                                                    6,652
   (Cost $5,332) (a)

VARIABLE DEMAND NOTES - 4.2%
PRINCIPAL AMOUNT

   134,700   American Family - 0.711%                                    135
   162,000   Wisconsin Corp. Central Credit Union - 0.697%               162
                                                                      ------
                                                                         297

COMMERCIAL PAPER - 2.8%
PRINCIPAL AMOUNT

   200,000   Toyota Credit de Puerto Rico - 1.250% Due 07/09/03          200

Total Short-Term Investments - 7.0%                                      497
                                                                      ------

Total Investments - 101.3%                                             7,149
   (Cost $5,829) (a)

Other Net Assets Less Liabilities - (1.3%)                               (90)
                                                                      ------

Net Assets - 100%                                                     $7,059
                                                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,350 and aggregate gross unrealized depreciation is $30, resulting in net unrealized appreciation of $1,320 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MONETTA BLUE CHIP FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 98.7%

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
                                                                  --------------
Biotechnology - 3.2%
    *1,000   Amgen, Inc.                                              $   67

Computers - 9.9%
    *2,000   Dell Computer Corp.                                          64
    *3,000   EMC Corp.                                                    31
     2,000   Hewlett-Packard Co.                                          43
   *15,000   Sun Microsystems, Inc.                                       69
                                                                      ------
                                                                         207

Diversified Financial Services - 15.6%
     2,000   American Express Co.                                         84
     2,500   Citigroup, Inc.                                             107
    *1,000   Freddie Mac                                                  51
     2,000   Morgan Stanley                                               85
                                                                      ------
                                                                         327

Electric - 2.5%
     8,000   Calpine Corp.                                                53

Healthcare-Products - 2.5%
     1,000   Johnson & Johnson Co.                                        52

Media - 9.6%
     5,000   AOL Time Warner, Inc.                                        80
    *1,200   Comcast Corp. - CLA                                          36
     2,000   The Walt Disney Co.                                          40
    *1,000   Viacom, Inc. - CLB                                           44
                                                                      ------
                                                                         200

Miscellaneous Manufacturing - 2.7%
     2,000   General Electric Co.                                         57

Pharmaceuticals - 7.6%
     3,000   Pfizer, Inc.                                                102
    *1,000   Teva Pharmaceutical Industries Ltd. - SP ADR                 57
                                                                      ------
                                                                         159

Retail - 5.7%
     2,000   Home Depot, Inc.                                             66
     1,000   Wal-Mart Stores, Inc.                                        54
                                                                      ------
                                                                         120

Semiconductors - 5.9%
     4,000   Intel Corp.                                                  83
    *4,000   Taiwan Semiconductor - SP ADR                                40
                                                                      ------
                                                                         123

Software - 14.5%
     2,000   First Data Corp.                                         $   83
    *2,000   Microsoft Corp.                                              51
    *7,000   Oracle Corp.                                                 84
    *3,000   VERITAS Software Corp.                                       86
                                                                      ------
                                                                         304

Telecommunications - 19.0%
    *5,000   Cisco Systems, Inc.                                          83
    *3,000   Juniper Networks, Inc.                                       37
     4,000   Motorola, Inc.                                               38
     2,000   Nextel Communications, Inc. - CL A                           36
   *10,000   Nortel Networks Corp.                                        27
    *1,000   Qualcomm, Inc.                                               36
     2,500   SBC Communications, Inc.                                     64
     5,000   Sprint Corp. (PCS Group)                                     29
     1,200   Verizon Communications, Inc.                                 47
                                                                      ------
                                                                         397

Total Common Stocks                                                    2,066
   (Cost $1,846) (a)

VARIABLE DEMAND NOTES - 2.1%
PRINCIPAL AMOUNT

    10,400   American Family - 0.711%                                     10
    32,700   Wisconsin Corp. Central Credit Union - 0.697%                33
                                                                      ------
                                                                          43

Total Investments - 100.8%                                             2,109
   (Cost $1,889) (a)

Other Net Assets Less Liabilities - (0.8%)                               (16)
                                                                      ------

Net Assets - 100%                                                     $2,093
                                                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $258, and aggregate gross unreal ized depreciation is $38, resulting in net unrealized appreciation of $220 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              MONETTA BALANCED FUND
--------------------------------------------------------------------------------

COMMON STOCKS - 54.2%

                                                                       VALUE
NUMBER OF SHARES                                                  (In Thousands)
----------------                                                  --------------
Biotechnology - 3.0%
    *2,000   Amgen, Inc.                                              $  134

Computers - 5.4%
    *2,000   Dell Computer Corp.                                          64
    *5,000   EMC Corp.                                                    52
     1,000   Int'l Business Machines Corp.                                83
   *10,000   Sun Microsystems, Inc.                                       46
                                                                      ------
                                                                         245

Cosmetics/Personal Care - 2.0%
     1,000   Procter & Gamble Co.                                         89

Diversified Financial Services - 7.7%
     2,000   American Express Co.                                         84
     3,000   Citigroup, Inc.                                             128
     2,000   Lehman Brothers Holdings, Inc.                              133
                                                                      ------
                                                                         345

Electric - 1.5%
    10,000   Calpine Corp.                                                66

Media - 3.3%
     3,000   The Walt Disney Co.                                          59
    *2,000   Viacom, Inc. - CLA                                           88
                                                                      ------
                                                                         147

Miscellaneous Manufacturing - 3.8%
     6,000   General Electric Co.                                        172

Oil & Gas Services - 2.4%
    *3,000   Smith Int'l, Inc.                                           110

Pharmaceuticals - 2.3%
     3,000   Pfizer, Inc.                                                102

Retail - 4.8%
     4,000   McDonald's Corp.                                             88
     2,000   Target Corp.                                                 76
     1,000   Wal-Mart Stores, Inc.                                        54
                                                                      ------
                                                                         218

Semiconductors - 8.7%
    *3,000   Analog Devices, Inc.                                        104
   *15,000   Atmel Corp.                                                  38
     7,000   Intel Corp.                                                 145
    *5,000   Skyworks Solutions, Inc.                                     34
    *7,000   Taiwan Semiconductor - SP ADR                                71
                                                                      ------
                                                                         392

Software - 4.4%
    *3,000   Microsoft Corp.                                          $   77
   *10,000   Oracle Corp.                                                120
                                                                      ------
                                                                         197

Telecommunications - 4.9%
   *10,000   ADC Telecommunications, Inc.                                 23
    *8,000   Cisco Systems, Inc.                                         133
   *10,000   JDS Uniphase Corp.                                           35
   *10,000   Nortel Networks Corp.                                        27
                                                                      ------
                                                                         218

Total Common Stocks (Cost $2,173) (a)                                  2,435

VARIABLE DEMAND NOTES - 1.5%
PRINCIPAL AMOUNT

    69,000   Wisconsin Corp. Central Credit Union - 0.697%                69

TREASUTY NOTES - 14.4%
PRINCIPAL AMOUNT

   125,000   U.S. Treasury Note 3.000% Due 02/29/04                      127
   110,000   U.S. Treasury Note 1.750% Due 12/31/04                      111
   120,000   U.S. Treasury Note 4.000% Due 11/15/12                      125
   175,000   U.S. Treasury Note 8.125% Due 08/15/19                      253
    25,000   U.S. Treasury Note 6.500% Due 11/15/26                       32
                                                                      ------
                                                                         648

CORPORATE BONDS - 26.3%
PRINCIPAL AMOUNT

    25,000   Nat'l Rural Utilities Coop. Fin. Corp. 5.250%
                Due 07/15/04                                              26
   125,000   Private Export Funding 6.310% Due 09/30/04                  133
    20,000   Dominion Resources, Inc. 2.800% Due 02/15/05                 20
    25,000   AOL Time Warner, Inc. 5.625% Due 05/01/05                    26
    10,000   Columbia/HCA, Inc. 6.910% Due 06/15/05                       10

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         MONETTA BALANCED FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
PRINCIPAL AMOUNT                                                  (In Thousands)
----------------                                                  --------------
    20,000   Nisource Finance Corp. 7.625% Due 11/15/05               $   22
    40,000   Citigroup, Inc. 6.750% Due 12/01/05                          45
    25,000   AT&T Wireless Services, Inc. 7.350% Due 03/01/06             28
    25,000   Progress Energy, Inc. 6.750% Due 03/01/06                    28
    15,000   Pinnacle West Capital Corp. 6.400% Due 04/01/06              16
    20,000   American Electric Power 6.125% Due 05/15/06                  22
    25,000   Washington Mutual Financial Corp. 6.250%
		 Due 05/15/06                                                 28
    25,000   Bank One Corp. 6.875% Due 08/01/06                           28
    25,000   Countrywide Home Loan 5.500% Due 08/01/06                    27
    25,000   Wells Fargo & Co. 5.125% Due 02/15/07                        27
    15,000   General Electric Capital Corp. 8.625%
	       Due 06/15/08                                                 19
    25,000   Bank of America Corp. 5.875% Due 02/15/09                    28
    25,000   Constellation Energy Group 6.125% Due 09/01/09               28
    15,000   CILCorp, Inc. 8.700% Due 10/15/09                            19
    25,000   Duke Energy Corp. 7.375% Due 03/01/10                        29
    10,000   Deutsche Telekom Int'l Finance 8.000%
             Due 06/15/10                                                 12
    15,000   GE Global Insurance Holdings 7.500% Due 06/15/10             18
    20,000   Pemex Finance Ltd. 9.030% Due 02/15/11                       25
    25,000   Transocean, Inc. 6.625% Due 04/15/11                         29
    15,000   DPL, Inc. 6.875% Due 09/01/11                                16
    25,000   Conoco Funding Co. 6.350% Due 10/15/11                       29
    25,000   Verizon Pennsylvania 5.650% Due 11/15/11                     28
    25,000   Reinsurance Group of America 6.750% Due 12/15/11         $   29
    50,000   General Motors Acceptance Corp. 7.000%
             Due 02/01/12                                                 50
    50,000   Household Finance Corp. 7.000% Due 05/15/12                  59
    25,000   Jackson Nat'l Life 6.125% Due 05/30/12                       28
    25,000   Pepco Holdings, Inc. 6.450% Due 08/15/12                     28
    15,000   TXU Energy Co. 7.000% Due 03/15/13                           17
    25,000   Province of British Columbia 4.300% Due 05/30/13             26
    25,000   Quebec Province 7.125% Due 02/09/24                          31
    25,000   AIG 6.900% Due 03/15/32                                      30
    60,000   Tennessee Valley Authority 4.700% Due 07/15/33               60
    25,000   Royal Bank of Scotland Group PLC 9.118%
             Due 03/31/49                                                 32
    20,000   KBC Bank Funding Trust 9.860% Due 11/29/49                   26
                                                                      ------
                                                                       1,182

U. S. GOVERNMENT AGENCIES - 3.4%
PRINCIPAL AMOUNT

   25,000    Int'l Bank Reconstruction & Development 7.000%
                Due 01/27/05                                              27
   100,000   Federal National Mortgage Association 7.250%
                Due 01/15/10                                             124
                                                                      ------
                                                                         151

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         MONETTA BALANCED FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                  (In Thousands)
                                                                  --------------
Total Investments - 99.8% (Cost $4,072) (a)                           $4,485

Other Net Assets Less Liabilities - 0.2%                                  11

Net Assets - 100%                                                     $4,496
                                                                      ======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $474, and aggregate gross unrealized depreciation is $61, resulting in net unrealized appreciation of $413 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         MONETTA INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

CORPORATE BONDS - 52.2%

                                                                       VALUE
PRINCIPAL AMOUNT                                                  (In Thousands)
----------------                                                  --------------
     250,000   American Express 6.750% Due 06/23/04                  $  264
     310,000   Nat'l Rural Utilities Corp. Fin. Corp.
                  5.250% Due 07/15/04                                   323
   1,475,000   Private Export Funding 6.310% Due 09/30/04             1,569
     130,000   Dominion Resources, Inc. 2.800% Due 02/15/05             132
     225,000   AOL Time Warner, Inc. 5.625% Due 05/01/05                239
     150,000   Columbia/HCA, Inc. 6.910% Due 06/15/05                   159
     130,000   Nisource Finance Corp. 7.625% Due 11/15/05               142
     250,000   Citigroup, Inc. 6.750% Due 12/01/05                      279
     250,000   TCI Communications, Inc. 6.875% Due 02/15/06             277
     225,000   AT&T Wireless Services, Inc. 7.350% Due 03/01/06         253
     225,000   Progress Energy, Inc. 6.750% Due 03/01/06                250
     135,000   Pinnacle West Capital Corp. 6.400% Due 04/01/06          146
     105,000   PSEG Power LLC 6.875% Due 04/15/06                       117
     500,000   Cargill, Inc. 6.250% Due 05/01/06                        558
     140,000   American Electric Power 6.125% Due 05/15/06              154
     375,000   Washington Mutual Financial Corp. 6.250%
               Due 05/15/06                                             415
     250,000   Bank One Corp. 6.875% Due 08/01/06                       285
     275,000   Countrywide Home Loan 5.500% Due 08/01/06                301
     200,000   Sprint Capital Corp. 6.000% Due 01/15/07                 215
     265,000   Wells Fargo & Co. 5.125% Due 02/15/07                    290
      95,000   AT & T Corp. 7.750% Due 03/01/07                         108
     210,000   General Electric Capital Corp. 8.625%
               Due 06/15/08                                          $  263
     840,000   TrainsBBB-5-2002 6.554% Due 08/15/08                     924
     275,000   Bank of America Corp 5.875% Due 02/15/09                 313
     250,000   Quebec Province 5.750% Due 02/15/09                      284
     225,000   Constellation Energy Group 6.125% Due 09/01/09           253
     135,000   CILCorp, Inc. 8.700% Due 10/15/09                        169
     225,000   Duke Energy Corp. 7.375% Due 03/01/10                    265
     125,000   Deutsche Telekom Int'l Finance 8.000%
               Due 06/15/10                                             154
     247,000   GE Global Insurance Holdings 7.500% Due 06/15/10         294
     230,000   Pemex Finance Ltd. 9.030% Due 02/15/11                   284
     275,000   Transocean, Inc. 6.625% Due 04/15/11                     319
     185,000   DPL, Inc. 6.875% Due 09/01/11                            203
     225,000   Conoco Funding Co. 6.350% Due 10/15/11                   263
     300,000   Verizon Pennsylvania 5.650% Due 11/15/11                 332
     275,000   Reinsurance Group of America 6.750% Due 12/15/11         315
     250,000   General Motors Acceptance Corp. 7.000%
               Due 02/01/12                                             252
     225,000   Household Finance Corp. 7.000% Due 05/15/12              267
     275,000   Jackson Nat'l Life 6.125% Due 05/30/12                   306
     300,000   Southern Power Co. 6.250% Due 07/15/12                   340
     225,000   Pepco Holdings, Inc. 6.450% Due 08/15/12                 255
     150,000   TXU Energy Co. 7.000% Due 03/15/13                       166
     275,000   Province of British Columbia 4.300% Due 05/30/13         285

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     MONETTA INTERMEDIATE BOND FUND (Cont'd)
--------------------------------------------------------------------------------

                                                                       VALUE
PRINCIPAL AMOUNT                                                  (In Thousands)
----------------                                                  --------------
     300,000   Royal Bank of Scotland Group PLC 9.118%
               Due 03/31/49                                         $   387
     230,000   KBC Bank Funding Trust 9.860% Due 11/29/49               298
                                                                    -------
                                                                     13,667

U.S. GOVERNMENT AGENCIES - 7.5%
PRINCIPAL AMOUNT
     250,000   HUD Housing and Urban Development 6.360%
               Due 08/01/04                                             264
     475,000   Int'l Bank Reconstruction & Development 7.000%
                  Due 01/27/05                                          517
     500,000   Federal National Mortgage Association 7.250%
                  Due 01/15/10                                          621
     500,000   Federal National Mortgage Association 5.500%
                  Due 03/15/11                                          568
                                                                    -------
                                                                      1,970

TREASURY NOTES - 39.2%
PRINCIPAL AMOUNT
   1,190,000   U.S. Treasury Note 3.000% Due 02/29/04                 1,206
   1,000,000   U.S. Treasury Note 2.125% Due 08/31/04                 1,013
   4,705,000   U.S. Treasury Note 1.750% Due 12/31/04                 4,747
     170,000   U.S. Treasury Note 3.000% Due 11/15/07                   175
     350,000   U.S. Treasury Note 3.000% Due 02/15/08                   360
   2,660,000   U.S. Treasury Note 4.000% Due 11/15/12                 2,769
                                                                     -------
                                                                     10,270

VARIABLE DEMAND NOTES - 0.1%
      16,900   American Family - 0.711%                                  17
      20,000   Wisconsin Corp. Central Credit Union - 0.697%             20
                                                                    -------
                                                                         37

Total Investments - 99.0%                                            25,944
   (Cost $24,688) (a)
Other Net Assets Less Liabilities - 1.0%                            $   267
                                                                    -------

Net Assets - 100%                                                   $26,211
                                                                    =======

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,270, and aggregate gross unrealized depreciation is $14, resulting in net unrealized appreciation of $1,256 (in thousands).

See accompanying notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                                June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      MONETTA GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 39.0% VALUE

                                                                       VALUE
PRINCIPAL AMOUNT                                                  (In Thousands)
----------------                                                  --------------
   530,000   Due 08/13/03 - 1.000%                                   $  529
   400,000   Due 09/24/03 - 0.940%                                      399
   560,000   Due 09/19/03 - 0.850%                                      559
                                                                     ------
                                                                      1,487
FEDERAL NATIONAL MORTGAGE ASSOC. - 39.0%

PRINCIPAL AMOUNT
   100,000   Due 07/07/03 - 1.170%                                      100
   115,000   Due 07/23/03 - 1.140%                                      115
   640,000   Due 07/25/03 - 1.170%                                      640
   440,000   Due 08/23/03 - 1.145%                                      439
   195,000   Due 09/03/03 - 1.070%                                      195
                                                                     ------
                                                                      1,489

FEDERAL HOME LOAN MORTGAGE CORP. - 21.4%
PRINCIPAL AMOUNT
   320,000   Due 07/23/03 - 1.150%                                      320
   500,000   Due 10/20/03 - 0.970%                                      498
                                                                     ------
                                                                        818

Total Investments - 99.4%                                             3,794

Other Net Assets Less Liabilities - 0.6%                                 22

Net Assets - 100%                                                    $3,816
                                                                     ======

(a) Cost identical for book and tax purposes.

See accompanying notes to financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               June 30, 2003
(In Thousands)                                                       (Unaudited)
--------------------------------------------------------------------------------

                                                   Select     Mid-Cap     Blue               Intermediate    Government
                                       Monetta   Technology   Equity      Chip    Balanced       Bond       Money Market
                                        Fund        Fund       Fund       Fund      Fund         Fund           Fund
                                      --------   ----------   -------   -------   --------   ------------   ------------
Assets:
Investments at market value
   (cost: $53,614; $1,764;
   $5,829; $1,889; $4,072;
   $24,688; $3,794)                   $ 60,265    $ 1,836     $ 7,149   $ 2,109   $ 4,485      $25,944         $3,794
Cash                                         0          1          (a)        0         0            0             27
Receivables:
   Interest and dividends                   11         (a)          1         1        29          276              0
   Securities sold                       1,095         81          79         0         0            0              0
   Fund shares sold                          0          0           0         0         0           19              0
   Other assets                             13          7           7         6         6            7              0
                                      --------    -------     -------   -------   -------      -------         ------
Total Assets                            61,384      1,925       7,236     2,116     4,520       26,246          3,821
                                      --------    -------     -------   -------   -------      -------         ------
Liabilities:
Payables:
   Cash overdraft                           29          0           0         1         3           11              0
   Investment advisory fees
      (Note 2)                              48          1           4         1         1            8              0
   Distribution and service
      charges payable                        0          1           3         1         2            6              0
   Investments purchased                 1,052         45         154         0         0            0              0
   Fund shares redeemed                      0         (a)          0         0         3            0              0
   Income distribution payable               0          0           0         0         0            0             (a)
   Accrued expenses                        104         17          16        20        15           10              5
                                      --------    -------     -------   -------   -------      -------         ------
Total Liabilities                        1,233         64         177        23        24           35              5
                                      --------    -------     -------   -------   -------      -------         ------
Net Assets                              60,151      1,861       7,059     2,093     4,496       26,211          3,816
                                      --------    -------     -------   -------   -------      -------         ------
Analysis of net assets:
Paid in capital (b)                     88,350      3,795      13,281     5,510     6,439       25,761          3,816
Accumulated undistributed
   net investment income (loss)           (165)       (33)        (42)      (30)        1            1              0
Accumulated undistributed
   net realized gain (loss)            (34,685)    (1,973)     (7,500)   (3,607)   (2,357)        (807)             0
Net unrealized appreciation
   on investments                        6,651         72       1,320       220       413        1,256              0
                                      --------    -------     -------   -------   -------      -------         ------
Net Assets                            $ 60,151    $ 1,861     $ 7,059   $ 2,093   $ 4,496      $26,211         $3,816
                                      --------    -------     -------   -------   -------      -------         ------
Net asset value, offering price,
   and redemption price per share
   (6,848 shares of capital stock
   and 280; 1,148; 386; 473; 2,447;
   3,816 shares of beneficial
   interest issued and outstanding
   respectively)                      $   8.78    $  6.65     $  6.15   $  5.43   $  9.51      $ 10.71         $ 1.00
                                      --------    -------     -------   -------   -------      -------         ------

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

(b) Amount for Monetta Fund represents $68 of $0.01 par value and $88,282 of additional paid in capital, 100 million shares are authorized. Each fund of Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                           June 30, 2003
(In Thousands)                                                       (Unaudited)
--------------------------------------------------------------------------------


                                                    Select     Mid-Cap     Blue               Intermediate    Government
                                        Monetta   Technology   Equity      Chip    Balanced       Bond       Money Market
                                         Fund        Fund       Fund       Fund      Fund         Fund           Fund
                                       --------   ----------   -------   -------   --------   ------------   ------------
Investment income and
   expenses:
Investment income:
   Interest                            $    130     $  (a)     $    3    $    1     $   48      $   564        $    23
   Dividend                                 174         4          13         9          8            0              0
   Misc. Income                               2         0           0         0          0            0              0
                                       --------     -----      ------    ------     ------      -------        -------
Total investment income                     306         4          16        10         56          564             23
                                       --------     -----      ------    ------     ------      -------        -------
Expenses:
   Investment advisory fee (Note 2)         263         6          23         7          9           46              5
   Distribution expense (Note 6)              0         2           8         2          5           33              2
   Custodial fees and bank
      cash management fee                    15        (a)          3         1          2            4              2
   State registration                        11         7           6         6          6            6             11
   Transfer and shareholder
      servicing agent fee                   182        26          19        27         15           13             10
   Other                                     70        15          16        16         12           17              9
                                       --------     -----      ------    ------     ------      -------        -------
Total expenses                              541        56          75        59         49          119             39
Expenses waived/reimbursed                    0        (4)          0        (4)         0            0            (19)
Fees paid indirectly (Note 7)               (70)      (15)        (16)      (15)       (12)         (17)            (9)
                                       --------     -----      ------    ------     ------      -------        -------
Expenses net of waived,
   reimbursed expenses and
   fees paid indirectly                     471        37          59        40         37          102             11
                                       --------     -----      ------    ------     ------      -------        -------
Net investment income (loss)               (165)      (33)        (43)      (30)        19          462             12
                                       --------     -----      ------    ------     ------      -------        -------
Realized and unrealized
   gain (loss) on investments:
Realized gain (loss) on investments:
Proceeds from sales                     146,756       684       6,298     1,854      1,980       16,178         12,255
Cost of securities sold                 147,403       753       5,972     1,867      2,055       15,567         12,255
                                       --------     -----      ------    ------     ------      -------        -------
Net realized gain (loss) on
   investments                             (647)      (69)        326       (13)       (75)         611              0
                                       --------     -----      ------    ------     ------      -------        -------
Net unrealized appreciation
   (depreciation) on investments:
Beginning of period                        (330)     (365)        115      (121)       (68)       1,244              0
End of period                             6,651        72       1,320       220        413        1,256              0
                                       --------     -----      ------    ------     ------      -------        -------
Net change in net unrealized
   appreciation (depreciation)
   on investments during the period       6,981       437       1,205       341        481           12              0
                                       --------     -----      ------    ------     ------      -------        -------
Net realized and unrealized gain
   (loss) on investments                  6,334       368       1,531       328        406          623              0
Net increase (decrease) in net
   assets from operations              $  6,169     $ 335      $1,488    $  298     $  425      $ 1,085        $    12
                                       --------     -----      ------    ------     ------      -------        -------

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                   For Six Months Ended June 30, 2003(Unaudited)
(In Thousands)                           and Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                     Select            Mid-Cap
                                                Monetta            Technology          Equity
                                                 Fund                 Fund              Fund
                                          -------------------   ----------------   ----------------
                                            2003       2002      2003      2002     2003      2002
                                          --------   --------   ------   -------   ------   -------
From investment activities:

Operations:
   Net investment income (loss)           $   (165)  $   (426)  $  (33)  $   (45)  $  (43)  $   (88)
   Net realized gain (loss) on
      investments                             (647)    (5,122)     (69)     (643)     326    (1,448)
   Net change in net unrealized
      appreciation (depreciation)
      on investments during the period       6,981     (5,269)     437      (747)   1,205      (623)
                                          --------   --------   ------   -------   ------   -------

Net increase (decrease) in net assets
   from operations                           6,169    (10,817)     335    (1,435)   1,488    (2,159)
   Distribution from net investment
      income                                     0          0        0         0        0         0
   Distribution from and in excess of
      short-term capital gains, net (b)          0          0        0         0        0         0
   Distribution from and in excess of
      net realized gains                         0          0        0         0        0         0
   Return of Capital Distributions               0          0        0         0        0         0
                                          --------   --------   ------   -------   ------   -------

Increase (decrease) in net assets from
   investment activities                     6,169    (10,817)     335    (1,435)   1,488    (2,159)
                                          --------   --------   ------   -------   ------   -------

From capital transactions (Note 3):

Proceeds from shares sold                    5,585     12,338      247       434      330       533
Net asset value of shares issued
   through dividend reinvestment                 0          0        0         0        0         0
Cost of shares redeemed                     (8,004)   (19,206)    (184)     (604)    (299)   (1,289)
                                          --------   --------   ------   -------   ------   -------

Increase (decrease) in net assets from
   capital transactions                     (2,419)    (6,868)      63      (170)      31      (756)
                                          --------   --------   ------   -------   ------   -------

Total increase (decrease) in net assets      3,750    (17,685)     398    (1,605)   1,519    (2,915)

Net assets at beginning of period           56,401     74,086    1,463     3,068    5,540     8,455
                                          --------   --------   ------   -------   ------   -------
Net assets at end of period               $ 60,151   $ 56,401   $1,861   $ 1,463   $7,059   $ 5,540
                                          --------   --------   ------   -------   ------   -------
Accumulated undistributed net
   investment income                      $      0   $      0   $    0   $     0   $    0   $     0
                                          --------   --------   ------   -------   ------   -------

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.
(b) Distributions of short-term capital gains are included as ordinary income for tax purposes.


                                                  Blue                               Intermediate          Government
                                                  Chip             Balanced              Bond             Money Market
                                                  Fund               Fund                Fund                 Fund
                                             ----------------   ----------------   ------------------   -----------------
                                              2003      2002     2003      2002      2003      2002       2003      2002
                                             ------   -------   ------   -------   -------   --------   -------   -------
From investment activities:

Operations:
  Net investment income (loss)              $  (30)  $   (32)  $   19   $    73   $   462   $  1,234   $    12   $    52
  Net realized gain (loss) on
     investments                               (13)     (596)     (75)     (390)      611        433         0         0
  Net change in net unrealized
     appreciation (depreciation)
     on investments during the period          341      (255)     481      (545)       12        857         0         0
                                            ------   -------   ------   -------   -------   --------   -------   -------

Net increase (decrease) in net assets
     from operations                           298      (883)     425      (862)    1,085      2,524        12        52
  Distribution from net investment
     income                                      0         0      (19)      (85)     (461)    (1,234)      (12)      (52)
  Distribution from and in excess of
     short-term capital gains, net (b)           0         0        0         0         0          0         0         0
  Distribution from and in excess of
     net realized gains                          0         0        0         0         0          0         0         0
  Return of Capital Distributions                0         0        0         0         0          0         0         0
                                            ------   -------   ------   -------   -------   --------   -------   -------

Increase (decrease) in net assets from
     investment activities                     298      (883)     406      (947)      624      1,290         0         0
                                            ------   -------   ------   -------   -------   --------   -------   -------
From capital transactions (Note 3):

Proceeds from shares sold                      162       343      114       402     2,305      5,389       732     2,118
Net asset value of shares issued
     through dividend reinvestment               0         0       18        84       377      1,000        12        51
Cost of shares redeemed                       (238)     (612)    (360)   (1,751)   (3,504)   (14,127)   (1,003)   (2,261)
                                            ------   -------   ------   -------   -------   --------   -------   -------

Increase (decrease)in net assets from
     capital transactions                      (76)     (269)    (228)   (1,265)     (822)    (7,738)     (259)      (92)
                                            ------   -------   ------   -------   -------   --------   -------   -------
Total increase (decrease)
     in net assets                             222    (1,152)     178    (2,212)     (198)    (6,448)     (259)      (92)
Net assets at beginning
     of period                               1,871     3,023    4,318     6,530    26,409     32,857     4,075     4,167
                                            ------   -------   ------   -------   -------   --------   -------   -------
Net assets at end of period                 $2,093   $ 1,871   $4,496   $ 4,318   $26,211   $ 26,409   $ 3,816   $ 4,075
                                            ------   -------   ------   -------   -------   --------   -------   -------
Accumulated undistributed
     net investment income                  $    0   $     0   $    0        (a)  $     0         (a)  $     0   $     0
                                            ------   -------   ------   -------   -------   --------   -------   -------
(a) Rounds to less than $1,000.
(b) Distributions of short-term capital gains are included as ordinary income for tax purposes.

                                                                         Page 29

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

     Monetta Fund, Inc. (Monetta Fund) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The objective of Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund invests primarily in growth companies of all market capitalization ranges.

     Monetta Trust (the Trust) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The following funds are series of the Trust:

     Select Technology Fund (formerly Small-Cap Fund). The primary objective of this Fund is capital appreciation. The Fund invests at least 80% of its assets in common stocks of technology-related companies. There is no limit on the market capitalization of the companies the Fund may invest in.

     Mid-Cap Equity Fund. The primary objective of this Fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $10 billion.

     Blue Chip Fund (formerly Large-Cap Fund). The primary objective of this Fund is to seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies with a market capitalization of greater than $10 billion.

     Balanced Fund. The objective of this Fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

     Intermediate Bond Fund. The objective of this Fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

     Government Money Market Fund. The primary objective of this Fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

     The Monetta Family of Mutual Funds is comprised of Monetta Fund, Inc. and each of the Trust Series and is collectively referred to as the Funds. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles:

     (a)  Securities Valuation

          Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NASDAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and asked prices. Short-term securities, including all securities held by the Government Money Market Fund, are stated at amortized cost, which is substantially equivalent to market value.

     (b)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

     (c)  Federal Income Taxes

          It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

          The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the losses amounted to $33,561,081 for the Monetta Fund, which will expire between December 31, 2009 and December 31, 2011; $1,891,124 for the Monetta Select Technology Fund, which will expire between December 31, 2009 and December 31, 2011; $7,878,727 for the Monetta Mid-Cap Equity Fund, which will expire between December 31, 2009 and December 31, 2010; $3,494,930 for the Monetta Blue Chip Fund, which will expire between December 31, 2009 and December 31, 2011; $2,250,764 for the Monetta Balanced Fund, which will expire between December 31, 2009 and December 31, 2011; and $924,895 for the Monetta Intermediate Bond Fund, which will expire between December 31, 2009 and December 31, 2010.

          Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales, post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year, and gains and losses from real estate investment trusts.

     (d)  General

          Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond Discount/Premium is amortized using the interest method. Income received from class action settlements is recorded as other income when received.

     (e)  Distributions of Incomes and Gains

          Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-term capital gains under accounting principles generally accepted in the United States of America and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. For the Monetta Fund, Monetta Select Technology Fund, Monetta Mid-Cap Equity Fund, and Monetta Balanced Fund permanent book and tax differences relating to class action proceeds in the amount of $ 236,920, $14,465, $2,298, and $12,815, respectively, were reclassified from accumulated undistributed net realized gain (loss) to accumulated undistributed net investment income (loss).

          For federal income tax purposes, a net operating loss recognized in the current year cannot be used to offset future year's net investment income. For the year ended December 31, 2002, the Monetta Mid-Cap Equity Fund, Monetta Blue Chip Fund, Monetta Select Technology Fund, and Monetta Fund had net operating losses of $86,340, $31,954, $29,552, and $189,425, respectively for tax purposes which were reclassified from accumulated undistributed net investment income to capital.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

          As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                      Select     Mid-Cap   Blue              Intermediate    Government
                                          Monetta   Technology    Equity   Chip   Balanced       Bond          Money
                                            Fund       Fund        Fund    Fund     Fund         Fund       Market Fund
                                          -------   ----------   -------   ----   --------   ------------   -----------
          Undistributed Ordinary Income      --         --          --       --      576          538           --
                                            ---        ---         ---      ---      ---          ---          ---

          The tax character of distributions paid during the calendar year ended December 31, 2002, were as follows:

                                                      Select     Mid-Cap   Blue              Intermediate    Government
                                          Monetta   Technology    Equity   Chip   Balanced       Bond          Money
                                            Fund       Fund        Fund    Fund     Fund         Fund       Market Fund
                                          -------   ----------   -------   ----   --------   ------------   -----------
          Ordinary Income                    --         --          --       --    85,726      1,233,398       51,984
                                            ---        ---         ---      ---    ------      ---------       ------

2.   RELATED PARTIES:

     Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment adviser, Monetta Financial Services, Inc. (Adviser). For the six months period June 30, 2003, renumerations required to be paid to all interested directors or trustees has been absorbed by the Adviser. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

     Each Fund pays an investment advisory fee to the Adviser based on that Fund's individual net assets, payable monthly at the following annual rate:

                                      First $300 million in   Next $200 million in   Net assets over
                                             net assets             net assets         $500 million
                                      ---------------------   --------------------   ---------------
     Monetta Fund                             0.95%                   0.90%               0.85%
     Monetta Select Technology Fund           0.75%                   0.70%               0.65%
     Monetta Mid-Cap Equity Fund              0.75%                   0.70%               0.65%
     Monetta Blue Chip Fund                   0.75%                   0.70%               0.65%

     Monetta Balanced Fund                   0.40% of total net assets
     Monetta Intermediate Bond Fund          0.35% of total net assets
     Monetta Government Money Market Fund*   0.25% of total net assets

     From these fees the Adviser pays for all necessary office facilities, equipment and personal for managing the assets of each fund. In addition, the Adviser pays for all expenses in determining the daily price computations, placement of securities orders and related bookkeeping. Investment advisory fees waived, and 12B-1 fees waived through June 30, 2003, for the Government Money Market Fund, were $4,843, and $1,937, respectively.

     Monetta Financial Services, Inc., as of June 30, 2003 owned 12,887 shares or 4.6% of the Select Technology Fund and 23,344 shares or 4.9% of the Balanced Fund. Monetta Financial Services, Inc. owns less than 1% of the Mid-Cap Equity Fund, Blue Chip Fund, Intermediate Bond Fund and the Government Money Market Fund.

3.   SUB-ADVISER:

     Effective December 3, 2001, the Adviser entered into a Sub-Advisory agreement with Ambassador Capital Management LLC to manage the Intermediate Bond Fund, the Government Money Market Fund and the fixed-income portion of the Balanced Fund. The sub-advisory fees paid to Ambassador Capital Management LLC by the Adviser, for Net Assets in excess of $30 million are, Intermediate Bond Fund, 0.10%; Balanced Fund, 0.10% (applies only to the fixed-income portion of the portfolio); and the Government Money Market Fund, 20% of the fee charged by the Adviser.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

4.   CAPITAL STOCK AND SHARE UNITS:

     There are 100,000,000 shares of $0.01 par value capital stock authorized for the Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.

                                            Select     Mid-Cap   Blue              Intermediate    Government
                                Monetta   Technology    Equity   Chip   Balanced       Bond          Money
     (In Thousands)               Fund       Fund        Fund    Fund     Fund         Fund       Market Fund
                                -------   ----------   -------   ----   --------   ------------   -----------
     2002 Beginning Shares       7,969       294        1,268     451      635         3,288         4,167
                                ------       ---        -----    ----     ----        ------        ------
     Shares sold                 1,475        57           93      59       42           536         2,118

     Shares issued upon
        dividend reinvestment        0         0            0       0        9            99            51

     Shares redeemed            (2,291)      (80)        (218)   (109)    (188)       (1,398)       (2,261)
                                ------       ---        -----    ----     ----        ------        ------
     Net increase (decrease)
        in shares outstanding     (816)      (23)        (125)    (50)    (137)         (763)          (92)

     2003 Beginning Shares       7,153       271        1,143     401      498         2,525         4,075
                                ------       ---        -----    ----     ----        ------        ------
     Shares sold                   705        42           61      32       13           217           732

     Shares issued upon
        dividend reinvestment        0         0            0       0        2            36            12

     Shares redeemed            (1,010)      (33)         (56)    (47)     (40)         (331)       (1,003)
                                ------       ---        -----    ----     ----        ------        ------
     Net increase (decrease)
        in shares outstanding     (305)        9            5     (15)     (25)          (78)         (259)

     Ending Shares               6,848       280        1,148     386      473         2,447         3,816
                                ------       ---        -----    ----     ----        ------        ------

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES:

     The cost of purchases and proceeds from sales of securities for the six months period ended June 30, 2003, excluding short-term securities were:
     Monetta Fund, $165,075,112 and $146,755,960; Select Technology Fund, $652,484 and $684,005; Mid-Cap Fund, $6,294,351 and $6,297,987; Blue Chip
     Fund, $1,869,750 and $1,854,348; Balanced Fund, $1,960,787 and $1,980,100;
     and Intermediate Bond Fund, $14,406,156 and $16,177,543. The cost of purchases and proceeds from the sales of government securities included in the preceding numbers were as follows: Monetta Fund, $71,377,764 and $71,400,000; Balanced Fund, $540,098 and $475,158; and Intermediate Bond Fund, $11,314,201 and $9,138,868. Proceeds from sales of securities reported above do not reflect proceeds received from settlement of class action litigations as reported in the Statement of Operations.

6.   DISTRIBUTION PLAN:

     The Trust and its shareholders have adopted a service and distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to 0.25% for the Select Technology (formerly Small-Cap), Mid-Cap, Blue Chip (formerly Large-Cap), Balanced, and Intermediate Bond Funds and up to 0.10% for the Government Money Market Fund are accrued daily. The distributor is Quasar Distributors, LLC.

7.   FEES PAID INDIRECTLY:

     Various Fund expenses paid for indirectly through directed brokerage agreements (soft dollars), such as legal, audit, tax, proxy and printing, for the six months ended June 30, 2003 are as follows: Monetta Fund, $70,288; Select Technology Fund, $15,228; Mid-Cap Fund, $16,280; Blue Chip Fund, $15,358; Balanced Fund, $12,419; Intermediate Bond Fund, $17,058 and Government Money Market Fund, $8,658. Expenses not specific to a fund are allocated across the funds as a percent of net assets. These expenses are reported on the Other Expenses line of the Statement of Operations.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHTS:

     Financial highlights for Monetta Fund for a share of capital stock outstanding throughout the period is presented below:

--------------------------------------------------------------------------------
                                   MONETTA FUND
--------------------------------------------------------------------------------

                                                Six Months
                                              Ended 6/30/03
                                               (Unaudited)      2002       2001       2000       1999      1998
                                              -------------   -------    -------    -------    -------    -------
Net asset value at beginning of period           $ 7.885      $ 9.296    $11.779    $22.711    $14.964    $17.274
                                                 -------      -------    -------    -------    -------    -------

Net investment income (loss)                      (0.023)      (0.056)    (0.013)    (0.021)     0.075     (0.104)

Net realized and unrealized gain (loss) on
   investments                                     0.921       (1.355)    (2.470)    (3.911)     7.672     (1.554)
                                                 -------      -------    -------    -------    -------    -------

Total from investment operations:                  0.898       (1.411)    (2.483)    (3.932)     7.747     (1.658)
                                                 -------      -------    -------    -------    -------    -------

Less:
   Distributions from net investment income        0.000        0.000      0.000     (0.095)     0.000      0.000

   Distributions from short-term capital
      gains, net                                   0.000        0.000      0.000     (4.925)     0.000     (0.283)

   Distributions from net realized gains           0.000        0.000      0.000     (1.980)     0.000     (0.369)
                                                 -------      -------    -------    -------    -------    -------

Total distributions                                0.000        0.000      0.000     (7.000)     0.000     (0.652)
                                                 -------      -------    -------    -------    -------    -------

Net asset value at end of period                 $ 8.783      $ 7.885    $ 9.296    $11.779    $22.711    $14.964
                                                 -------      -------    -------    -------    -------    -------

Total return                                       11.42%      (15.27%)   (21.05%)   (15.97%)    51.80%     (9.03%)

Ratio to average net assets:
   Expenses-Net                                     1.70%        1.65%      1.49%      1.32%      1.45%      1.36%
   Expenses-Gross(a)                                1.82%        1.80%      1.55%      1.32%      1.45%      1.36%
   Net investment income                           (0.29%)      (0.66%)    (0.12%)    (0.09%)     0.50%     (0.64%)
   Portfolio turnover                              209.2%       609.1%     469.5%     353.8%     210.9%     107.5%
Net assets ($ millions)                          $  60.2      $  56.4    $  74.1    $ 103.4    $ 135.7    $ 124.7
                                                 -------      -------    -------    -------    -------    -------

(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

Financial highlights for each Fund of the Trust for a share outstanding throughout the period are as follows:

--------------------------------------------------------------------------------
                             SELECT TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                          Six Months
                                         Ended 6/30/03
                                          (Unaudited)      2002       2001       2000       1999      1998
                                         -------------   -------    -------    -------    -------    -------
Net asset value at beginning of period      $ 5.398      $10.414    $13.450    $21.831    $13.396    $13.900
                                            -------      -------    -------    -------    -------    -------
Net investment income (loss)                 (0.121)      (0.158)    (0.125)    (0.274)    (0.264)    (0.272)
Net realized and unrealized
   gain (loss) on investments                 1.368       (4.858)    (2.875)    (4.182)     8.699     (0.136)
                                            -------      -------    -------    -------    -------    -------
Total from investment operations              1.247       (5.016)    (3.000)    (4.456)     8.435     (0.408)
                                            -------      -------    -------    -------    -------    -------
Less:
   Distributions from net
      investment income                       0.000        0.000      0.000      0.000      0.000      0.000
   Distributions from short-term
      capital gains, net                      0.000        0.000     (0.030)    (3.160)     0.000     (0.096)
   Distributions from net
      realized gains                          0.000        0.000     (0.006)    (0.765)     0.000      0.000
                                            -------      -------    -------    -------    -------    -------
Total distributions                           0.000        0.000     (0.036)    (3.925)     0.000     (0.096)
                                            -------      -------    -------    -------    -------    -------
Net asset value at end of period            $ 6.645      $ 5.398    $10.414    $13.450    $21.831    $13.396
                                            -------      -------    -------    -------    -------    -------
Total return                                  22.96%      (48.13%)   (22.34%)   (18.74%)    62.91%     (2.81%)
Ratios to average net assets:
   Expenses - Net (a)                          4.58%        2.50%      2.50%      1.95%      2.36%      2.39%
   Expenses - Gross (b)                        5.77%        5.27%      2.91%      1.95%      2.36%      2.39%
   Net investment income                      (2.04%)      (2.24%)    (1.10%)    (1.33%)    (1.82%)    (2.04%)
   Portfolio turnover                          41.6%       104.8%     472.1%     492.6%     265.0%     200.4%
Net assets ($ thousands)                    $ 1,861      $ 1,463    $ 3,068    $ 4,202    $ 5,332    $ 3,980
                                            -------      -------    -------    -------    -------    -------

--------------------------------------------------------------------------------
                               MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                           Six Months
                                         Ended 6/30/03
                                           (Unaudited)     2002       2001       2000       1999       1998
                                         -------------   -------    -------    -------    -------    -------
Net asset value at beginning of period      $ 4.849      $ 6.670    $11.802    $20.355    $13.571    $14.975
                                            -------      -------    -------    -------    -------    -------
Net investment income (loss)                 (0.037)      (0.074)    (0.056)    (0.119)    (0.099)     0.022
Net realized and unrealized
   gain (loss) on investments                 1.336       (1.747)    (5.025)    (2.704)     7.225     (0.266)
                                            -------      -------    -------    -------    -------    -------
Total from investment operations              1.299       (1.821)    (5.081)    (2.823)     7.126     (0.244)
                                            -------      -------    -------    -------    -------    -------
Less:
   Distributions from net
      investment income                       0.000        0.000      0.000      0.000      0.000     (0.022)
   Distributions from short-term
      capital gains, net                      0.000        0.000     (0.039)    (4.270)    (0.342)    (0.477)
   Distributions from net
      realized gains                          0.000        0.000     (0.012)    (1.460)     0.000     (0.661)
                                            -------      -------    -------    -------    -------    -------
Total distributions                           0.000        0.000     (0.051)    (5.730)    (0.342)    (1.160)
                                            -------      -------    -------    -------    -------    -------
Net asset value at end of period            $ 6.148      $ 4.849    $ 6.670    $11.802    $20.355    $13.571
                                            -------      -------    -------    -------    -------    -------
Total return                                  26.80%      (27.29%)   (43.05%)   (12.69%)    53.39%     (0.85%)
Ratios to average net assets:
   Expenses - Net (a)                          1.94%        1.89%      1.45%      1.21%      1.25%      1.21%
   Expenses - Gross (b)                        2.21%        2.12%      1.58%      1.21%      1.25%      1.21%
   Net investment income                      (0.70%)      (1.31%)    (0.71%)    (0.56%)    (0.67%)     0.15%
   Portfolio turnover                         109.7%       235.8%     328.3%     194.6%     170.4%     237.6%
Net assets ($ thousands)                    $ 7,059      $ 5,540    $ 8,455    $16,284    $19,458    $18,920
                                            -------      -------    -------    -------    -------    -------

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Select Technology Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 5.51%, 3.21% and 2.53% for the six-month period ended June 30, 2003, the year ended December 31, 2002 and for the year ended December 31, 2001, respectively. Effective February 1, 2003, the Adviser elected not to reimburse the Select Technology Fund for expenses.

(b) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    BLUE CHIP FUND (formerly Large-Cap Fund)
--------------------------------------------------------------------------------

                                           Six Months
                                         Ended 6/30/03
                                          (Unaudited)      2002       2001       2000       1999       1998
                                         -------------   -------    -------    -------    -------    -------
Net asset value at beginning of period      $ 4.663      $ 6.707    $14.610    $20.062    $13.437    $13.359
                                            -------      -------    -------    -------    -------    -------
Net investment income (loss)                 (0.076)      (0.076)    (0.154)    (0.197)    (0.147)    (0.068)
Net realized and unrealized
   gain (loss) on investments                 0.839       (1.968)    (7.729)    (2.837)     7.297      1.074
                                            -------      -------    -------    -------    -------    -------
Total from investment operations              0.763       (2.044)    (7.883)    (3.034)     7.150      1.006
                                            -------      -------    -------    -------    -------    -------
Less:
   Distributions from net
      investment income                       0.000        0.000      0.000      0.000      0.000      0.000
   Distributions from short-term
      capital gains, net                      0.000        0.000      0.000     (0.108)    (0.078)    (0.714)
   Distributions from net
      realized gains                          0.000        0.000     (0.020)    (2.310)    (0.447)    (0.214)
                                            -------      -------    -------    -------    -------    -------
Total distributions                           0.000        0.000     (0.020)    (2.418)    (0.525)    (0.928)
                                            -------      -------    -------    -------    -------    -------
Net asset value at end of period            $ 5.426      $ 4.663    $ 6.707    $14.610    $20.062    $13.437
                                            -------      -------    -------    -------    -------    -------
Total return                                  16.52%      (30.55%)   (53.94%)   (14.96%)    53.98%      8.99%
Ratios to average net assets:
   Expenses - Net (a)                          4.12%        2.50%      2.38%      1.61%      1.66%      1.86%
   Expenses - Gross (b)                        5.14%        4.75%      2.72%      1.61%      1.66%      1.86%
   Net investment income                      (1.56%)      (1.37%)    (1.76%)    (0.99%)    (0.91%)    (0.52%)
   Portfolio turnover                          99.9%       209.9%     394.1%     155.6%      81.4%     207.5%
Net assets ($ thousands)                    $ 2,094      $ 1,871    $ 3,023    $ 7,399    $ 9,298    $ 4,185
                                            -------      -------    -------    -------    -------    -------

--------------------------------------------------------------------------------
                                  BALANCED FUND
--------------------------------------------------------------------------------

                                          Six Months
                                         Ended 6/30/03
                                          (Unaudited)      2002       2001       2000       1999       1998
                                         -------------   -------    -------    -------    -------    -------
Net asset value at beginning of period      $ 8.660      $10.282    $12.813    $16.268    $14.476    $14.078
                                            -------      -------    -------    -------    -------    -------
Net investment income (loss)                  0.038        0.129      0.279      0.318      0.239      0.290
Net realized and unrealized
   gain (loss) on investments                 0.851       (1.596)    (2.504)    (1.173)     3.741      0.838
                                            -------      -------    -------    -------    -------    -------
Total from investment operations              0.889       (1.467)    (2.225)    (0.855)     3.980      1.128
                                            -------      -------    -------    -------    -------    -------
Less:
   Distributions from net
      investment income                      (0.040)      (0.155)    (0.284)    (0.310)    (0.265)    (0.286)
   Distributions from short-term
      capital gains, net                      0.000        0.000     (0.007)    (0.850)    (1.468)    (0.389)
   Distributions from net
      realized gains                          0.000        0.000     (0.015)    (1.440)    (0.455)    (0.055)
                                            -------      -------    -------    -------    -------    -------
Total distributions                          (0.040)      (0.155)    (0.306)    (2.600)    (2.188)    (0.730)
                                            -------      -------    -------    -------    -------    -------
Net asset value at end of period            $ 9.509      $ 8.660    $10.282    $12.813    $16.268    $14.476
                                            -------      -------    -------    -------    -------    -------
Total return                                  10.30%      (14.28%)   (17.34%)    (5.15%)    29.60%      8.59%
Ratios to average net assets:
   Expenses - Net (a)                          1.73%        1.57%      1.10%      0.96%      0.95%      0.84%
   Expenses - Gross (b)                        2.01%        1.80%      1.23%      0.96%      0.95%      0.84%
   Net investment income                       0.43%        1.39%      2.58%      1.94%      1.55%      2.06%
   Portfolio turnover                          46.4%       131.1%     211.5%     167.4%      71.3%     127.7%
Net assets ($ thousands)                    $ 4,496      $ 4,318    $ 6,530    $ 9,208    $ 9,449    $14,489
                                            -------      -------    -------    -------    -------    -------

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Blue Chip Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 4.92% for the six-month period ended June 30, 2003 and 3.13% for the year ended December 31, 2002. Effective February 1, 2003, the Adviser elected not to reimburse the Blue Chip Fund for expenses.

(b) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

--------------------------------------------------------------------------------
Notes To Financial Statements                                      June 30, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

                                             Six Months
                                           Ended 6/30/03
                                            (Unaudited)      2002      2001      2000      1999      1998
                                           -------------   -------   -------   -------   -------   -------
Net asset value at beginning of period        $10.461      $ 9.993   $10.352   $10.244   $10.652   $10.445
                                              -------      -------   -------   -------   -------   -------
Net investment income                           0.185        0.425     0.587     0.691     0.602     0.592
Net realized and unrealized gain (loss)
   on investments                               0.249        0.473    (0.121)    0.102    (0.435)    0.269
                                              -------      -------   -------   -------   -------   -------
Total from investment operations                0.434        0.898     0.466     0.793     0.167     0.861
                                              -------      -------   -------   -------   -------   -------
Less:
   Distributions from net investment
      income                                   (0.185)      (0.430)   (0.589)   (0.685)   (0.565)   (0.577)
   Distributions from short-term
      capital gains, net                        0.000        0.000    (0.163)    0.000    (0.004)   (0.038)
   Distributions from net realized
      gains                                     0.000        0.000    (0.073)    0.000    (0.006)   (0.039)
                                              -------      -------   -------   -------   -------   -------
Total distributions                            (0.185)      (0.430)   (0.825)   (0.685)   (0.575)   (0.654)
                                              -------      -------   -------   -------   -------   -------
Net asset value at end of period              $10.710      $10.461   $ 9.993   $10.352   $10.244   $10.652
                                              -------      -------   -------   -------   -------   -------
Total return                                     4.19%        9.24%     4.44%     8.13%     1.60%     8.38%
Ratios to average net assets:
   Expenses - Net (a)                            0.78%        0.76%     0.65%     0.57%     0.54%     0.55%
   Expenses - Gross (b)                          0.84%        0.84%     0.73%     0.69%     0.74%     0.75%
   Net investment income                         1.74%        4.21%     5.57%     6.82%     5.78%     5.59%
   Portfolio turnover                            54.8%       163.9%    263.0%    120.3%    115.2%     52.0%
Net assets ($ thousands)                      $26,211      $26,409   $32,857   $25,394   $19,873   $ 6,676
                                              -------      -------   -------   -------   -------   -------

--------------------------------------------------------------------------------
                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                             Six Months
                                           Ended 6/30/03
                                            (Unaudited)      2002     2001        2000      1999      1998
                                           -------------   -------   -------   --------   -------   -------
Net asset value at beginning of period        $ 1.000      $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
                                              -------      -------   -------    -------   -------   -------
Net investment income                           0.003        0.012     0.036      0.059     0.047     0.051
Net realized and unrealized gain
   (loss) on investments                        0.000        0.000     0.000      0.000     0.000     0.000
                                              -------      -------   -------    -------   -------   -------
Total from investment operations                0.003        0.012     0.036      0.059     0.047     0.051
                                              -------      -------   -------    -------   -------   -------
Less:
   Distributions from net investment
      income                                   (0.003)      (0.012)   (0.036)    (0.059)   (0.047)   (0.051)
   Distributions from short-term
      capital gains, net                        0.000        0.000     0.000      0.000     0.000     0.000
   Distributions from net realized
      gains                                     0.000        0.000     0.000      0.000     0.000     0.000
                                              -------      -------   -------    -------   -------   -------
Total distributions                            (0.003)      (0.012)   (0.036)    (0.059)   (0.047)   (0.051)
                                              -------      -------   -------    -------   -------   -------
Net asset value at end of period              $ 1.000      $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
                                              -------      -------   -------    -------   -------   -------
Total return                                     0.31%        1.25%     3.67%      6.03%     4.85%     5.24%
Ratios to average net assets:
   Expenses - Net (a)                            0.55%        0.46%     0.38%      0.40%     0.35%     0.32%
   Expenses - Gross (b)                          1.17%        1.24%     1.09%      0.74%     0.70%     0.68%
   Net investment income                         0.29%        1.24%     3.61%      5.89%     4.71%     5.11%
   Portfolio turnover                             N/A          N/A       N/A        N/A       N/A       N/A
Net assets ($ thousands)                      $ 3,816      $ 4,075   $ 4,167    $ 4,501   $ 3,700   $ 4,095
                                              -------      -------   -------    -------   -------   -------

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Government Money Market Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 0.75% for the six-month period ended June 30, 2003 and 0.64% and 0.88% for the years ended December 31, 2002 and December 31, 2001, respectively.
(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor, as well as fees paid indirectly.

The per-share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

--------------------------------------------------------------------------------
Directors/Trustees
--------------------------------------------------------------------------------

Name (age)                                                                                                Other Directorships and
Position(s) Held with Fund/Trust                    Principal Occupation During Past 5 Years              Affiliations
------------------------------------------------    --------------------------------------------------    --------------------------
Independent ("disinterested") Directors/Trustees
John L. Guy (50)                                    Executive Assistant, Wachovia Corp. (formerly         Director Boys & Girls Club
Trustee since 1993                                  First Union Nat'l Bank), Business Banking,            of Chicago
Director since 1998                                 General Bank Group, since Nov. 1999;
                                                    President, Heller Small Business Lending
                                                    Corporation (formerly Heller First Capital Corp.),
                                                    May 1995 to Nov. 1999.

Marlene Zielonka Hodges (54)                        Director of Finance for Women's Apparel,
Director and Trustee since 2001                     Sears Roebuck & Company from 1970 retired
                                                    November 2001.

Mark F. Ogan (60)                                   President, DuPage Capital Management, Ltd.,           Director JMI-USA, Inc.
Director since 1988                                 since April 1995.                                     and Director Montini
Trustee since 1993                                                                                        Catholic High School.

Inside ("interested") Directors/Trustees

Robert S. Bacarella (53)                            Chairman, Chief Executive Officer and                 Wheaton Police Pension
Director and President since 1985                   President since April 1997; Chairman and              Board, 1994 to 2001.
Trustee and President since 1993                    Chief Executive Officer of Adviser, 1996 to
                                                    1997; President of the Adviser 1984 to 1996;
                                                    Director of the Adviser since 1984

John W. Bakos (55)                                  Division Placement Manager, Sears, Roebuck
Director since 1985                                 & Co., since 1969.
Trustee since 1996

All of the above Directors and Trustees were elected by shareholders at the December 3, 2001 Special Meeting of Monetta Fund and Monetta Trust, respectively, to hold office until a successor is elected and qualified. Each Director oversees the Monetta Fund and each Trustee oversees the six funds in the Monetta Trust. The address for each director is the Adviser's office.

Mr. Valiant passed away on February 2, 2003. As a result, to insure a majority of Independent Directors and Independent Trustees, Ms. De Nicolo resigned effective April 30, 2003.

                                                                    ------------
Monetta Family of Mutual Funds                                       PRESORTED
1776-A South Naperville Road                                          STANDARD
Suite 100                                                           U.S. Postage
Wheaton, IL 60187-8133                                                 PAID
                                                                      Monetta

                                                                    ------------


Item 2.  Code of Ethics - Not Required

Item 3.  Audit Committee Financial Expert - Not Required

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Reserved

Item 6.  Reserved

Item 7.  Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

The Monetta Fund's and Monetta Trust's principal executive officer and principal financial officer have concluded that the Fund's and Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund and Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's and Trust's internal controls or in other factors that could significantly affect the Fund's and Trust's internal controls subsequent to the date of their evaluation.

ITEM 10 Exhibits (b)(1)



I, Robert S. Bacarella, certify that:

1.   I have reviewed this report on Form N-CSR of Monetta Fund and Monetta
Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures, and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and


Date:  August 21, 2003


                                            /s/ Robert S. Bacarella
                                            ---------------------------
                                            Principal Executive Officer

ITEM 10 Exhibits(b)(2)



I, Maria C. DeNicolo, certify that:

1.   I have reviewed this report on Form N-CSR of Monetta Fund and Monetta
Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures, and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and


Date:  August 21, 2003


                                            /s/ Maria C. DeNicolo
                                            ---------------------------
                                            Principal Financial Officer

Item 10 Exhibits(C)



                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002


         Robert S. Bacarella, principal executive officer, and Maria C. DeNicolo, principal financial officer, of Monetta Fund and Monetta Trust (the "Registrant"), each certify to the best of his/her knowledge that:

1. The Registrant's periodic report on Form N-CSR for the period ended June 30, 2003 (the "Form N-CSR") fully complies with the requirements of
Section 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant. This certification is being furnished to the Commission solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR filed with the Commission.



Date: August 21, 2003



/s/ Robert S. Bacarella                   /s/Maria C. DeNicolo
-----------------------                   --------------------------
Robert S. Bacarella                       Maria C. DeNicolo
Principal Executive Officer               Principal Financial Officer